UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2018

Item 1.

Reports to Stockholders

Fidelity® Defined Maturity Funds

Fidelity Advisor® Municipal Income 2019 Fund
Fidelity Advisor® Municipal Income 2021 Fund
Fidelity Advisor® Municipal Income 2023 Fund
Fidelity Advisor® Municipal Income 2025 Fund
Class A and Class I

Annual Report

June 30, 2018

Each Advisor fund listed above is a class of the Fidelity® Defined Maturity Funds

Contents

Performance
Management's Discussion of Fund Performance
Fidelity® Municipal Income 2019 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2021 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2023 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Municipal Income 2019 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2018	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 2.75% sales charge)	(2.21)%	0.98%	1.96%
Class I	0.81%	1.80%	2.62%

 A From May 19, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Municipal Income 2019 Fund - Class A on May 19, 2011, when the fund started, and the current 2.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$11,485	Fidelity Advisor® Municipal Income 2019 Fund - Class A
$13,164	Bloomberg Barclays Municipal Bond Index

Fidelity® Municipal Income 2021 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2018	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 2.75% sales charge)	(2.79)%	1.85%	2.82%
Class I	0.21%	2.67%	3.48%

 A From May 19, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Municipal Income 2021 Fund - Class A on May 19, 2011, when the fund started, and the current 2.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$12,192	Fidelity Advisor® Municipal Income 2021 Fund - Class A
$13,164	Bloomberg Barclays Municipal Bond Index

Fidelity® Municipal Income 2023 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2018	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 2.75% sales charge)	(2.71)%	2.63%	1.48%
Class I	0.39%	3.46%	2.28%

 A From April 23, 2013

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Municipal Income 2023 Fund - Class A on April 23, 2013, when the fund started, and the current 2.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$10,793	Fidelity Advisor® Municipal Income 2023 Fund - Class A
$11,443	Bloomberg Barclays Municipal Bond Index

Fidelity® Municipal Income 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2018	Past 1 year	Life of fundA
Class A (incl. 2.75% sales charge)	(3.04)%	(3.10)%
Class I	(0.04)%	(0.36)%

 A From May 25, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Municipal Income 2025 Fund - Class A on May 25, 2017, when the fund started, and the current 2.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$9,660	Fidelity Advisor® Municipal Income 2025 Fund - Class A
$10,162	Bloomberg Barclays Municipal Bond Index

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds had a moderately positive gain for the 12 months ending June 30, 2018, with the Bloomberg Barclays Municipal Bond Index adding 1.56%, supported by steady demand and solid economic growth in a rate-tightening environment. The market fluctuated through the end of 2017 as federal tax reform took center stage. Many municipal issuers accelerated their financing plans before year-end, anticipating a January 1 effective date for tax reform, leading to a December supply surge. Investors absorbed the excess supply, fearing that issuance would fall significantly in 2018, allowing municipals to hold firm. The market then turned lower in the first few months of 2018 as domestic fixed-income markets reacted to robust economic data and signs of inflation, before stabilizing late in the period. There was little differentiation in performance across municipal sectors this period. General obligation bonds returned 1.37%, with bonds issued by local municipalities slightly outperforming state-backed bonds. Looking ahead, market volatility is likely as the implications of tax reform become better understood, new policy initiatives are announced, and the U.S. Federal Reserve reacts to job growth and inflation trends.

Comments from Co-Portfolio Managers Kevin Ramundo, Cormac Cullen and Mark Sommer:  For the annual reporting period ending June 30, 2018, the fund's share class returns were roughly flat and generally in line with their respective Bloomberg Barclays defined-maturity benchmarks. We estimate that differences in the way fund holdings are priced and how benchmark holdings are priced helped the 2023 fund, detracted from the 2025 fund, but had a negligible impact on the 2019 and 2021 funds. The funds' larger-than-index exposure to hospital bonds added value, as this sector outpaced most others. The funds' overweighting in lower-quality investment-grade securities also helped relative returns, due to the higher income they produced relative to higher-quality securities. The 2021, 2023 and 2025 benefited from overweightings in Presence Health, a hospital system that merged with a higher-rated entity this period. Additionally, an overweighting in state-appropriated debt from Illinois and New Jersey boosted the 2019 and 2021 funds. The 2023 fund also was helped by an overweighting in Illinois debt. Detracting from the performance of all the funds was their underweighting in California bonds, which performed quite well the past year.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  Municipal Income 2019 Fund closed to new investors effective at the close of business on June 29, 2018, in anticipation of the fund’s liquidation shortly after its target end-date of June 30, 2019. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

Fidelity® Municipal Income 2019 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2018

% of fund's net assets
Florida	15.0
New York	14.8
Pennsylvania	11.3
New Jersey	10.6
Texas	7.0

Top Five Sectors as of June 30, 2018

% of fund's net assets
General Obligations	39.8
Transportation	15.9
Health Care	13.4
Escrowed/Pre-Refunded	7.9
Education	7.0

Quality Diversification (% of fund's net assets)

As of June 30, 2018
AAA	5.3%
AA,A	74.9%
BBB	11.0%
BB and Below	0.4%
Not Rated	5.4%
Short-Term Investments and Net Other Assets	3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2019 Fund

Schedule of Investments June 30, 2018

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Arizona - 4.7%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.):
Series 2012 B, 5% 6/1/19	$270,000	$278,216
Series 2015 A, 5% 6/1/19	1,000,000	1,030,430
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	361,410
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,023,780
Series 2017, 5% 7/1/18	475,000	475,000
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	666,356
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2009, 6.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	450,000	471,528
Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	516,300

TOTAL ARIZONA		4,823,020

California - 2.2%
California Health Facilities Fing. Auth. Rev. Series 2011 A, 5% 3/1/19	615,000	628,807
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	346,936
San Jose Int. Arpt. Rev. Series 2014 A, 5% 3/1/19 (a)	1,000,000	1,022,920
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	226,167

TOTAL CALIFORNIA		2,224,830

Connecticut - 3.0%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Lawrence & Memorial Hosp. Proj.) Series 2011 F, 5% 7/1/19	1,825,000	1,882,488
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/19	500,000	516,505
Series 2012 J, 4% 7/1/19	450,000	458,861
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/19 (a)	200,000	206,018

TOTAL CONNECTICUT		3,063,872

Florida - 15.0%
Broward County School Board Ctfs. of Prtn.:
Series 2011 A, 5% 7/1/19	3,040,000	3,143,086
Series 2012 A, 5% 7/1/19	1,000,000	1,033,910
Series 2015 A, 5% 7/1/19	500,000	516,955
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	290,000	298,665
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/19	500,000	516,955
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	517,110
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	935,000	966,519
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	460,528
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/19	1,100,000	1,129,227
Hillsborough County School Board Ctfs. of Prtn.:
Series 2016, 5% 7/1/19	650,000	672,243
Series 2017 A, 5% 7/1/19	500,000	517,110
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013, 5% 7/1/19	315,000	325,367
Series 2014 B, 5% 7/1/19	250,000	258,228
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/19	1,525,000	1,569,439
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19	1,440,000	1,479,701
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,033,710
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	520,285
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (Escrowed to Maturity)	255,000	265,440
5% 10/1/19 (Escrowed to Maturity)	245,000	255,187

TOTAL FLORIDA		15,479,665

Georgia - 0.2%
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	203,430
Illinois - 2.9%
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	350,000	359,447
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,016,650
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/19	600,000	611,886
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,028,080

TOTAL ILLINOIS		3,016,063

Indiana - 0.2%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	258,605
Iowa - 0.9%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19 (Escrowed to Maturity)	870,000	888,957
Louisiana - 1.5%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	1,000,000	1,029,880
Louisiana Pub. Facilities Auth. (Ochsner Clinic Foundation Proj.) Series 2017, 4% 5/15/19	225,000	229,176
Louisiana Pub. Facilities Auth. Rev. Series 2009 A, 5% 7/1/19	250,000	258,000

TOTAL LOUISIANA		1,517,056

Maryland - 1.8%
Maryland Health & Higher Edl. Facilities Auth. Rev. 5% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	800,000	826,488
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,028,400

TOTAL MARYLAND		1,854,888

Massachusetts - 1.1%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2015 O2, 5% 7/1/19	505,000	521,721
Series 2016, 5% 7/1/19	575,000	591,957

TOTAL MASSACHUSETTS		1,113,678

Michigan - 6.4%
Brandon School District Series 2016 A, 4% 5/1/19	1,000,000	1,019,390
Chippewa Valley Schools Series 2016 A, 5% 5/1/19	675,000	694,177
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/19	1,000,000	1,026,230
Farmington Pub. School District Gen. Oblig. 5% 5/1/19 (FSA Insured)	750,000	770,745
Grand Rapids Pub. Schools Series 2016, 5% 5/1/19 (FSA Insured)	1,335,000	1,371,259
Royal Oak City School District 5% 5/1/19	700,000	720,069
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,028,670

TOTAL MICHIGAN		6,630,540

Minnesota - 0.8%
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	798,133
Missouri - 0.2%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	256,608
Nevada - 1.4%
Clark County School District Series 2012 A, 5% 6/15/19	1,280,000	1,320,614
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	175,000	174,288

TOTAL NEVADA		1,494,902

New Jersey - 10.6%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2015 B, 5% 7/1/19	1,700,000	1,754,740
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	105,000	107,371
Series 2014 PP, 5% 6/15/19	3,630,000	3,731,241
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	624,300
New Jersey Edl. Facility:
(Ramapo College, Proj.) Series 2017 A, 3% 7/1/19 (FSA Insured)	325,000	328,923
(Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/19	305,000	314,760
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,040,980
Series 2011, 5% 7/1/19	500,000	516,250
Series 2016 A, 5% 7/1/19	140,000	143,849
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	313,467
Series 2012 AA, 5% 6/15/19	2,000,000	2,055,780

TOTAL NEW JERSEY		10,931,661

New Mexico - 0.6%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	620,106
New York - 14.8%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	283,330
City of Auburn Gen. Oblig. Rfdg. Bonds Series 2016, 3% 6/1/19	1,135,000	1,147,860
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	255,098
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1:
5% 7/15/19	410,000	425,174
5% 7/15/19 (Escrowed to Maturity)	590,000	610,349
New York Dorm. Auth. Revs. Series 2009, 5.25% 7/1/33 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,035,660
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	271,970
New York Thruway Auth. Gen. Rev.:
Series 2013 A, 5% 5/1/19	8,650,000	8,897,209
Series II, 4% 5/1/19	1,000,000	1,020,390
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,022,920
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	361,869

TOTAL NEW YORK		15,331,829

North Carolina - 0.6%
Charlotte Int'l. Arpt. Rev.:
Series 2017 B, 5% 7/1/19 (a)	155,000	159,976
Series 2017 C, 4% 7/1/19	425,000	434,894

TOTAL NORTH CAROLINA		594,870

Ohio - 1.4%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/19	600,000	618,372
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	843,959

TOTAL OHIO		1,462,331

Oklahoma - 1.5%
Payne County Independent School District # 16:
Series 2017 A, 3% 6/1/19	380,000	384,860
Series 2017 B, 3% 6/1/19	1,195,000	1,210,284

TOTAL OKLAHOMA		1,595,144

Oregon - 1.0%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (a)	1,000,000	1,022,680
Pennsylvania - 11.3%
Butler County Hosp. Auth. Hosp. Rev. (Butler Memorial Hosp., Proj.) Series 2009 B, 7.25% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700,000	1,793,857
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	102,886
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	403,524
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Catholic Health Initiatives Proj.) Series 2009 A, 5.125% 6/1/33 (Pre-Refunded to 6/1/19 @ 100)	180,000	185,580
Pennsylvania Gen. Oblig.:
Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	650,000	673,849
Series 2009, 5% 7/1/19	5,000,000	5,165,050
Pennsylvania Higher Edl. Facilities Auth. Rev. (PA St Sys. of Higher Ed. Proj.) Series 2012, 5% 6/15/19	425,000	438,362
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	103,200
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,033,610
Shamokin-Coal Township Jt Swr. Auth. Series 2015 B, 4% 7/1/19	270,000	276,448
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	823,464
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	691,373

TOTAL PENNSYLVANIA		11,691,203

Rhode Island - 0.6%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/19	620,000	635,940
Texas - 7.0%
Humble Independent School District Series 2003, 3.75% 6/15/19	2,000,000	2,042,080
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	1,860,000	1,922,887
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (b)	2,735,000	2,741,126
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	518,415

TOTAL TEXAS		7,224,508

Utah - 2.0%
Utah Associated Muni. Pwr. Sys. Rev. Series 2012, 5% 4/1/19	2,015,000	2,063,783
Virginia - 1.0%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (b)	500,000	499,440
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (b)	500,000	499,975

TOTAL VIRGINIA		999,415

Washington - 0.2%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/19	125,000	127,166
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	111,879

TOTAL WASHINGTON		239,045

West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	505,000	504,288
Wisconsin - 1.6%
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (b)	1,675,000	1,707,428
TOTAL MUNICIPAL BONDS
(Cost $100,266,260)		100,248,478
TOTAL INVESTMENT IN SECURITIES - 97.0%
(Cost $100,266,260)		100,248,478
NET OTHER ASSETS (LIABILITIES) - 3.0%		3,129,702
NET ASSETS - 100%		$103,378,180

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	39.8%
Transportation	15.9%
Health Care	13.4%
Escrowed/Pre-Refunded	7.9%
Education	7.0%
Electric Utilities	5.8%
Others* (Individually Less Than 5%)	10.2%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $100,266,260)		$100,248,478
Cash		472,338
Receivable for fund shares sold		1,170,038
Interest receivable		1,553,461
Other receivables		341
Total assets		103,444,656
Liabilities
Payable for fund shares redeemed	$11,052
Distributions payable	19,751
Accrued management fee	25,624
Transfer agent fee payable	8,543
Distribution and service plan fees payable	1,506
Total liabilities		66,476
Net Assets		$103,378,180
Net Assets consist of:
Paid in capital		$103,420,000
Undistributed net investment income		350
Accumulated undistributed net realized gain (loss) on investments		(24,388)
Net unrealized appreciation (depreciation) on investments		(17,782)
Net Assets		$103,378,180
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($7,300,079 ÷ 690,694 shares)		$10.57
Maximum offering price per share (100/97.25 of $10.57)		$10.87
Municipal Income 2019:
Net Asset Value, offering price and redemption price per share ($67,100,391 ÷ 6,348,963 shares)		$10.57
Class I:
Net Asset Value, offering price and redemption price per share ($28,977,710 ÷ 2,741,885 shares)		$10.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2018
Investment Income
Interest		$1,865,649
Expenses
Management fee	$328,374
Transfer agent fees	109,457
Distribution and service plan fees	22,574
Independent trustees' fees and expenses	442
Miscellaneous	323
Total expenses before reductions	461,170
Expense reductions	(860)
Total expenses after reductions		460,310
Net investment income (loss)		1,405,339
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(24,388)
Total net realized gain (loss)		(24,388)
Change in net unrealized appreciation (depreciation) on investment securities		(592,040)
Net gain (loss)		(616,428)
Net increase (decrease) in net assets resulting from operations		$788,911

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2018	Year ended June 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,405,339	$1,264,859
Net realized gain (loss)	(24,388)	147,933
Change in net unrealized appreciation (depreciation)	(592,040)	(1,415,063)
Net increase (decrease) in net assets resulting from operations	788,911	(2,271)
Distributions to shareholders from net investment income	(1,405,235)	(1,265,072)
Distributions to shareholders from net realized gain	(73,596)	(96,895)
Total distributions	(1,478,831)	(1,361,967)
Share transactions - net increase (decrease)	(9,052,743)	25,398,658
Redemption fees	–	77
Total increase (decrease) in net assets	(9,742,663)	24,034,497
Net Assets
Beginning of period	113,120,843	89,086,346
End of period	$103,378,180	$113,120,843
Other Information
Undistributed net investment income end of period	$350	$16,745

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2019 Fund Class A

Years ended June 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.63	$10.80	$10.69	$10.74	$10.50
Income from Investment Operations
Net investment income (loss)A	.112	.123	.144	.157	.181
Net realized and unrealized gain (loss)	(.053)	(.156)	.122	(.052)	.242
Total from investment operations	.059	(.033)	.266	.105	.423
Distributions from net investment income	(.112)	(.125)	(.144)	(.155)	(.183)
Distributions from net realized gain	(.007)	(.012)	(.012)	–	–
Total distributions	(.119)	(.137)	(.156)	(.155)	(.183)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$10.57	$10.63	$10.80	$10.69	$10.74
Total ReturnC,D	.56%	(.31)%	2.51%	.98%	4.06%
Ratios to Average Net AssetsE
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.05%	1.16%	1.34%	1.46%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$7,300	$9,800	$6,536	$7,522	$6,830
Portfolio turnover rate	7%	13%	5%	8%	2%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2019 Fund

Years ended June 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.63	$10.80	$10.69	$10.74	$10.50
Income from Investment Operations
Net investment income (loss)A	.138	.150	.171	.184	.207
Net realized and unrealized gain (loss)	(.053)	(.157)	.122	(.052)	.242
Total from investment operations	.085	(.007)	.293	.132	.449
Distributions from net investment income	(.138)	(.151)	(.171)	(.182)	(.209)
Distributions from net realized gain	(.007)	(.012)	(.012)	–	–
Total distributions	(.145)	(.163)	(.183)	(.182)	(.209)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$10.57	$10.63	$10.80	$10.69	$10.74
Total ReturnC	.81%	(.06)%	2.77%	1.24%	4.32%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.30%	1.41%	1.59%	1.71%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$67,100	$76,098	$54,610	$44,331	$36,135
Portfolio turnover rate	7%	13%	5%	8%	2%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2019 Fund Class I

Years ended June 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.63	$10.80	$10.69	$10.74	$10.50
Income from Investment Operations
Net investment income (loss)A	.138	.150	.170	.184	.207
Net realized and unrealized gain (loss)	(.053)	(.157)	.123	(.052)	.242
Total from investment operations	.085	(.007)	.293	.132	.449
Distributions from net investment income	(.138)	(.151)	(.171)	(.182)	(.209)
Distributions from net realized gain	(.007)	(.012)	(.012)	–	–
Total distributions	(.145)	(.163)	(.183)	(.182)	(.209)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$10.57	$10.63	$10.80	$10.69	$10.74
Total ReturnC	.81%	(.06)%	2.77%	1.24%	4.32%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.30%	1.41%	1.59%	1.71%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$28,978	$27,223	$27,941	$19,985	$13,589
Portfolio turnover rate	7%	13%	5%	8%	2%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2018

% of fund's net assets
New Jersey	13.3
Florida	10.9
Michigan	10.2
Illinois	7.1
Texas	5.9

Top Five Sectors as of June 30, 2018

% of fund's net assets
General Obligations	29.8
Health Care	19.0
Transportation	17.3
Education	8.2
Special Tax	6.8

Quality Diversification (% of fund's net assets)

As of June 30, 2018
AAA	1.2%
AA,A	75.3%
BBB	15.8%
BB and Below	1.2%
Not Rated	4.9%
Short-Term Investments and Net Other Assets	1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2021 Fund

Schedule of Investments June 30, 2018

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Alabama - 2.5%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/21	1,000,000	1,071,340
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/21	500,000	531,970

TOTAL ALABAMA		1,603,310

Arizona - 4.9%
Glendale Gen. Oblig. Series 2017, 5% 7/1/21	250,000	271,770
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A, 5% 7/1/21 (a)	1,000,000	1,082,220
Tempe Gen. Oblig. Series A, 4% 7/1/21	605,000	642,359
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	326,763
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	267,917
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	545,805

TOTAL ARIZONA		3,136,834

California - 5.0%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	543,905
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	543,970
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	274,680
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 B, 5% 7/1/21 (a)	225,000	244,456
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	$100,000	$110,709
Series 2011 C, 5% 5/1/21 (a)	500,000	542,895
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/21	600,000	645,714
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	274,555

TOTAL CALIFORNIA		3,180,884

Colorado - 0.6%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	381,206
Connecticut - 1.7%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/21	500,000	536,510
Connecticut Health & Edl. Facilities Auth. Rev. Series K1, 5% 7/1/21	500,000	537,945

TOTAL CONNECTICUT		1,074,455

District Of Columbia - 0.9%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/21	500,000	544,300
Florida - 10.9%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/21	500,000	543,690
Series 2015 A, 5% 7/1/21	500,000	543,690
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	461,363
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	819,203
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	816,908
Series 2012 A, 5% 7/1/21	500,000	544,605
Hillsborough County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/21	615,000	668,739
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,079,690
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,086,770
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	354,058

TOTAL FLORIDA		6,918,716

Georgia - 3.4%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,076,950
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	269,110
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	737,686
Series 2011 B, 5% 1/1/21	85,000	90,874

TOTAL GEORGIA		2,174,620

Hawaii - 0.6%
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/21	375,000	408,799
Illinois - 7.1%
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	428,248
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/21	200,000	215,118
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	571,904
Illinois Fin. Auth. Rev. Series 2016 C, 5% 2/15/21	1,035,000	1,115,678
Illinois Gen. Oblig.:
Series 2012, 5% 3/1/21	500,000	520,685
Series 2013, 5% 7/1/21	510,000	533,047
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,074,730
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/21	50,000	54,233

TOTAL ILLINOIS		4,513,643

Indiana - 2.3%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	215,034
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/21 (a)	500,000	537,080
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	271,503
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	327,405
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	100,000	107,743

TOTAL INDIANA		1,458,765

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	100,000	105,486
Massachusetts - 1.4%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	269,123
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	218,086
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	423,236

TOTAL MASSACHUSETTS		910,445

Michigan - 10.2%
Battle Creek School District Series 2016, 5% 5/1/21	1,000,000	1,082,910
Brandon School District Series 2016 A, 5% 5/1/21	1,000,000	1,082,910
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/21	500,000	539,020
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	219,458
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	545,690
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,083,530
Series 2015 D1, 5% 7/1/21	500,000	540,810
Michigan Hosp. Fin. Auth. Rev. 5% 6/1/21	300,000	325,500
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/21	220,000	237,926
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	812,183

TOTAL MICHIGAN		6,469,937

Minnesota - 1.2%
Maple Grove Health Care Sys. Rev. ( North Memorial Med. Ctr., Proj.) Series 2015, 4% 9/1/21	400,000	419,984
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	315,000	340,106

TOTAL MINNESOTA		760,090

Nevada - 5.6%
Clark County Arpt. Rev. Series 2017 C, 5% 7/1/21 (a)	2,725,000	2,941,628
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	272,140
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	323,994

TOTAL NEVADA		3,537,762

New Jersey - 13.3%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	749,836
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	650,000	695,162
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	919,440
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21	325,000	347,942
Series 2015 XX:
5% 6/15/21	1,000,000	1,063,910
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	905,000	987,645
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	583,913
Series 2013 A, 5% 7/1/21	100,000	108,132
New Jersey Edl. Facility (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/21	490,000	530,734
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/21	1,000,000	1,087,080
Series 2017 A, 5% 7/1/21	170,000	184,391
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/21	250,000	269,335
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	104,279
Series 2011 B, 5% 6/15/21	750,000	797,933

TOTAL NEW JERSEY		8,429,732

New York - 2.8%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	538,545
New York Dorm. Auth. Revs.:
Series 1, 4% 7/1/21	600,000	637,950
Series 2014, 5% 7/1/21	325,000	353,597
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	218,086

TOTAL NEW YORK		1,748,178

North Carolina - 1.7%
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,085,000
Ohio - 1.7%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/21	1,000,000	1,083,530
Oregon - 1.5%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/21 (b)	230,000	240,132
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (a)	650,000	704,236

TOTAL OREGON		944,368

Pennsylvania - 5.2%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	404,806
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	714,129
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	534,905
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/21	1,000,000	1,080,710
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	541,320

TOTAL PENNSYLVANIA		3,275,870

Pennsylvania, New Jersey - 0.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	353,795
South Carolina - 1.2%
Horry County School District Series 2011, 5% 3/1/21	700,000	757,554
South Dakota - 0.4%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2017, 5% 7/1/21	255,000	277,593
Tennessee - 0.8%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 4% 4/1/21	500,000	519,760
Texas - 5.9%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	272,043
5% 7/15/21	750,000	816,128
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	272,455
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	423,204
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	543,995
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	548,209
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	76,291
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	217,696
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21 (Escrowed to Maturity)	500,000	542,170

TOTAL TEXAS		3,712,191

Virginia - 0.2%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/21	110,000	118,162
Washington - 1.8%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/21	240,000	258,286
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	725,571
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	188,362

TOTAL WASHINGTON		1,172,219

Wisconsin - 2.8%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,088,560
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	100,000	107,830
Series 2014, 5% 5/1/21	540,000	575,548

TOTAL WISCONSIN		1,771,938

TOTAL MUNICIPAL BONDS
(Cost $61,788,770)		62,429,142
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $61,788,770)		62,429,142
NET OTHER ASSETS (LIABILITIES) - 1.6%		1,028,655
NET ASSETS - 100%		$63,457,797

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $240,132 or 0.4% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	29.8%
Health Care	19.0%
Transportation	17.3%
Education	8.2%
Special Tax	6.8%
Water & Sewer	6.1%
Electric Utilities	5.1%
Others* (Individually Less Than 5%)	7.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $61,788,770)		$62,429,142
Cash		24,307
Receivable for fund shares sold		75,035
Interest receivable		983,429
Other receivables		210
Total assets		63,512,123
Liabilities
Payable for fund shares redeemed	$8,818
Distributions payable	22,604
Accrued management fee	15,959
Transfer agent fee payable	5,319
Distribution and service plan fees payable	1,626
Total liabilities		54,326
Net Assets		$63,457,797
Net Assets consist of:
Paid in capital		$62,856,158
Accumulated undistributed net realized gain (loss) on investments		(38,733)
Net unrealized appreciation (depreciation) on investments		640,372
Net Assets		$63,457,797
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($7,398,616 ÷ 688,699 shares)		$10.74
Maximum offering price per share (100/97.25 of $10.74)		$11.04
Municipal Income 2021:
Net Asset Value, offering price and redemption price per share ($33,745,805 ÷ 3,141,312 shares)		$10.74
Class I:
Net Asset Value, offering price and redemption price per share ($22,313,376 ÷ 2,077,135 shares)		$10.74

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2018
Investment Income
Interest		$1,593,059
Expenses
Management fee	$202,798
Transfer agent fees	67,599
Distribution and service plan fees	23,050
Independent trustees' fees and expenses	272
Miscellaneous	200
Total expenses before reductions	293,919
Expense reductions	(569)
Total expenses after reductions		293,350
Net investment income (loss)		1,299,709
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16,070
Total net realized gain (loss)		16,070
Change in net unrealized appreciation (depreciation) on investment securities		(1,230,443)
Net gain (loss)		(1,214,373)
Net increase (decrease) in net assets resulting from operations		$85,336

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2018	Year ended June 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,299,709	$1,253,000
Net realized gain (loss)	16,070	5,107
Change in net unrealized appreciation (depreciation)	(1,230,443)	(1,523,908)
Net increase (decrease) in net assets resulting from operations	85,336	(265,801)
Distributions to shareholders from net investment income	(1,299,707)	(1,253,015)
Distributions to shareholders from net realized gain	–	(133,721)
Total distributions	(1,299,707)	(1,386,736)
Share transactions - net increase (decrease)	(3,046,970)	3,388,673
Redemption fees	–	74
Total increase (decrease) in net assets	(4,261,341)	1,736,210
Net Assets
Beginning of period	67,719,138	65,982,928
End of period	$63,457,797	$67,719,138

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2021 Fund Class A

Years ended June 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$11.19	$10.83	$10.86	$10.57
Income from Investment Operations
Net investment income (loss)A	.186	.188	.204	.221	.240
Net realized and unrealized gain (loss)	(.191)	(.238)	.376	(.016)	.324
Total from investment operations	(.005)	(.050)	.580	.205	.564
Distributions from net investment income	(.185)	(.188)	(.205)	(.221)	(.240)
Distributions from net realized gain	–	(.022)	(.015)	(.014)	(.034)
Total distributions	(.185)	(.210)	(.220)	(.235)	(.274)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$10.74	$10.93	$11.19	$10.83	$10.86
Total ReturnC,D	(.04)%	(.44)%	5.40%	1.89%	5.44%
Ratios to Average Net AssetsE
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.71%	1.71%	1.85%	2.02%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$7,399	$11,790	$11,915	$10,191	$9,189
Portfolio turnover rate	8%	14%	4%	5%	6%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2021 Fund

Years ended June 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$11.19	$10.83	$10.86	$10.57
Income from Investment Operations
Net investment income (loss)A	.212	.215	.231	.248	.266
Net realized and unrealized gain (loss)	(.190)	(.238)	.376	(.016)	.325
Total from investment operations	.022	(.023)	.607	.232	.591
Distributions from net investment income	(.212)	(.215)	(.232)	(.248)	(.267)
Distributions from net realized gain	–	(.022)	(.015)	(.014)	(.034)
Total distributions	(.212)	(.237)	(.247)	(.262)	(.301)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$10.74	$10.93	$11.19	$10.83	$10.86
Total ReturnC	.21%	(.19)%	5.67%	2.14%	5.70%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.96%	1.96%	2.10%	2.27%	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$33,746	$36,809	$35,297	$24,594	$23,718
Portfolio turnover rate	8%	14%	4%	5%	6%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2021 Fund Class I

Years ended June 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$11.19	$10.83	$10.86	$10.57
Income from Investment Operations
Net investment income (loss)A	.212	.215	.231	.247	.266
Net realized and unrealized gain (loss)	(.190)	(.238)	.376	(.015)	.325
Total from investment operations	.022	(.023)	.607	.232	.591
Distributions from net investment income	(.212)	(.215)	(.232)	(.248)	(.267)
Distributions from net realized gain	–	(.022)	(.015)	(.014)	(.034)
Total distributions	(.212)	(.237)	(.247)	(.262)	(.301)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$10.74	$10.93	$11.19	$10.83	$10.86
Total ReturnC	.21%	(.19)%	5.67%	2.14%	5.70%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.96%	1.96%	2.10%	2.27%	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$22,313	$19,120	$18,771	$15,758	$10,103
Portfolio turnover rate	8%	14%	4%	5%	6%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2018

% of fund's net assets
Illinois	14.3
Arizona	7.9
Florida	7.7
New Jersey	6.4
New York	5.0

Top Five Sectors as of June 30, 2018

% of fund's net assets
General Obligations	36.7
Transportation	18.9
Health Care	18.4
Electric Utilities	6.0
Education	5.1

Quality Diversification (% of fund's net assets)

As of June 30, 2018
AA,A	80.7%
BBB	13.1%
BB and Below	1.1%
Not Rated	0.9%
Short-Term Investments and Net Other Assets	4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2023 Fund

Schedule of Investments June 30, 2018

Showing Percentage of Net Assets

Municipal Bonds - 95.8%
	Principal Amount	Value
Alabama - 1.6%
Mobile County Board of School Commissioners Series 2016 A, 5% 3/1/23	500,000	553,960
Arizona - 7.9%
Glendale Gen. Oblig. Series 2017, 5% 7/1/23	250,000	281,550
Maricopa County School District No. 40 (Proj. of 2011) Series 2015 D, 5% 7/1/23 (FSA Insured)	795,000	897,730
Pima County Gen. Oblig. Series 2016, 4% 7/1/23	500,000	544,820
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	$450,000	$507,020
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	282,305
Tucson Wtr. Rev. Series 2017, 5% 7/1/23	250,000	284,588

TOTAL ARIZONA		2,798,013

California - 4.7%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	120,000	134,975
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	285,668
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	171,292
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/23 (a)	500,000	563,355
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	285,260
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	221,654

TOTAL CALIFORNIA		1,662,204

Colorado - 1.0%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	225,930
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	113,764

TOTAL COLORADO		339,694

Connecticut - 2.7%
Connecticut Gen. Oblig. Series 2018 C, 5% 6/15/23	200,000	221,960
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2011 A, 4% 7/1/23	65,000	67,720
Series K1, 5% 7/1/23	500,000	552,905
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	111,376

TOTAL CONNECTICUT		953,961

Florida - 7.7%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	282,810
Series 2015 B, 5% 7/1/23	45,000	50,906
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	563,100
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	560,370
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	217,038
Series 2014 B, 5% 7/1/23	90,000	101,903
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	33,680
Series 2015 D, 5% 2/1/23	650,000	726,128
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	163,299

TOTAL FLORIDA		2,699,234

Georgia - 0.7%
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	233,890
Hawaii - 3.2%
Honolulu City & County Gen. Oblig. Series 2017 D, 5% 9/1/23	1,000,000	1,142,690
Illinois - 14.3%
Chicago Midway Arpt. Rev. 5% 1/1/23	400,000	445,140
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (a)	200,000	221,940
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/23	500,000	557,665
Illinois Fin. Auth. Rev. Series 2016 C, 5% 2/15/23	500,000	561,595
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	295,000	312,479
Series 2014, 5% 2/1/23	250,000	263,995
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	568,793
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	92,299
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	695,000	770,289
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	553,970
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	20,831
Series 2002:
5.7% 6/15/23	45,000	50,748
5.7% 6/15/23 (Escrowed to Maturity)	45,000	52,486
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	500,000	558,650

TOTAL ILLINOIS		5,030,880

Indiana - 2.4%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	282,530
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/23 (a)	500,000	556,655

TOTAL INDIANA		839,185

Louisiana - 1.7%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	601,220
Massachusetts - 2.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	58,124
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/23	230,000	256,268
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (a)	500,000	563,855

TOTAL MASSACHUSETTS		878,247

Michigan - 4.0%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	56,519
Grand Traverse County Hosp. Fin. Auth. Series 2014 C, 5% 7/1/23	390,000	440,006
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	310,000	350,684
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/23	500,000	562,555

TOTAL MICHIGAN		1,409,764

Minnesota - 0.8%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	278,820
Nevada - 4.7%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/23 (a)	1,000,000	1,120,190
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	124,196
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	427,128

TOTAL NEVADA		1,671,514

New Jersey - 6.4%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	276,970
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	595,007
Series 2015 XX, 5% 6/15/23	250,000	271,400
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	111,919
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	226,754
Series 2013, 5% 7/1/23	200,000	226,248
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/23	240,000	267,094
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	284,485

TOTAL NEW JERSEY		2,259,877

New York - 5.0%
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	114,141
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	390,845
Series 2014 B, 5% 7/1/23	285,000	318,260
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	598,900
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	340,284

TOTAL NEW YORK		1,762,430

Ohio - 4.7%
Cleveland Arpt. Sys. Rev. 5% 1/1/23 (FSA Insured)	500,000	555,975
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	438,660
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	111,482
Univ. of Toledo Gen. Receipts Series 2018 A, 5% 6/1/23	500,000	562,840

TOTAL OHIO		1,668,957

Oregon - 1.6%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/23 (b)	250,000	265,308
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (a)	250,000	281,678

TOTAL OREGON		546,986

Pennsylvania - 4.7%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	345,306
Pennsylvania Gen. Oblig.:
Series 2013, 5% 4/1/23	250,000	278,618
Series 2014, 5% 7/1/23	500,000	559,595
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	113,226
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/23	340,000	375,901

TOTAL PENNSYLVANIA		1,672,646

Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	279,193
South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. (Avera Health Proj.) Series 2017, 5% 7/1/23	150,000	169,535
Tennessee - 1.5%
Tennessee Engy Acq Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (c)	500,000	532,490
Texas - 4.2%
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	282,503
Series 2015 D, 5% 5/15/23	500,000	565,005
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	336,579
Series 2015 B, 5% 1/1/23	250,000	280,483

TOTAL TEXAS		1,464,570

Virginia - 0.6%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	222,058
Washington - 4.3%
Port of Seattle Rev. Series 2013, 5% 7/1/23 (a)	250,000	280,298
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (a)	300,000	334,452
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	326,001
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	142,656
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/23	380,000	423,400

TOTAL WASHINGTON		1,506,807

Wisconsin - 1.6%
Wisconsin Health & Edl. Facilities (Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	559,345
TOTAL MUNICIPAL BONDS
(Cost $33,551,020)		33,738,170
TOTAL INVESTMENT IN SECURITIES - 95.8%
(Cost $33,551,020)		33,738,170
NET OTHER ASSETS (LIABILITIES) - 4.2%		1,478,928
NET ASSETS - 100%		$35,217,098

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $265,308 or 0.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	36.7%
Transportation	18.9%
Health Care	18.4%
Electric Utilities	6.0%
Education	5.1%
Others* (Individually Less Than 5%)	14.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $33,551,020)		$33,738,170
Cash		819,793
Receivable for fund shares sold		200,078
Interest receivable		504,802
Other receivables		115
Total assets		35,262,958
Liabilities
Payable for fund shares redeemed	$20,597
Distributions payable	13,085
Accrued management fee	8,761
Transfer agent fee payable	2,920
Distribution and service plan fees payable	497
Total liabilities		45,860
Net Assets		$35,217,098
Net Assets consist of:
Paid in capital		$35,090,535
Distributions in excess of net investment income		(9,629)
Accumulated undistributed net realized gain (loss) on investments		(50,958)
Net unrealized appreciation (depreciation) on investments		187,150
Net Assets		$35,217,098
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,390,008 ÷ 237,021 shares)		$10.08
Maximum offering price per share (100/97.25 of $10.08)		$10.37
Municipal Income 2023:
Net Asset Value, offering price and redemption price per share ($18,883,293 ÷ 1,872,889 shares)		$10.08
Class I:
Net Asset Value, offering price and redemption price per share ($13,943,797 ÷ 1,382,915 shares)		$10.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2018
Investment Income
Interest		$828,137
Expenses
Management fee	$105,367
Transfer agent fees	35,122
Distribution and service plan fees	6,595
Independent trustees' fees and expenses	139
Miscellaneous	98
Total expenses before reductions	147,321
Expense reductions	(399)
Total expenses after reductions		146,922
Net investment income (loss)		681,215
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(44,087)
Total net realized gain (loss)		(44,087)
Change in net unrealized appreciation (depreciation) on investment securities		(606,126)
Net gain (loss)		(650,213)
Net increase (decrease) in net assets resulting from operations		$31,002

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2018	Year ended June 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$681,215	$675,331
Net realized gain (loss)	(44,087)	14,304
Change in net unrealized appreciation (depreciation)	(606,126)	(1,286,395)
Net increase (decrease) in net assets resulting from operations	31,002	(596,760)
Distributions to shareholders from net investment income	(681,199)	(675,332)
Distributions to shareholders from net realized gain	–	(63,264)
Total distributions	(681,199)	(738,596)
Share transactions - net increase (decrease)	6,628,161	(8,002,462)
Redemption fees	–	47
Total increase (decrease) in net assets	5,977,964	(9,337,771)
Net Assets
Beginning of period	29,239,134	38,576,905
End of period	$35,217,098	$29,239,134
Other Information
Distributions in excess of net investment income end of period	$(9,629)	$(9,645)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2023 Fund Class A

Years ended June 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.25	$10.54	$9.95	$9.90	$9.47
Income from Investment Operations
Net investment income (loss)A	.175	.183	.177	.202	.199
Net realized and unrealized gain (loss)	(.171)	(.272)	.596	.050	.429
Total from investment operations	.004	(.089)	.773	.252	.628
Distributions from net investment income	(.174)	(.184)	(.183)	(.202)	(.198)
Distributions from net realized gain	–	(.017)	–	–	–
Total distributions	(.174)	(.201)	(.183)	(.202)	(.198)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$10.08	$10.25	$10.54	$9.95	$9.90
Total ReturnC,D	.04%	(.83)%	7.84%	2.54%	6.72%
Ratios to Average Net AssetsE
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.71%	1.78%	1.74%	2.01%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$2,390	$3,352	$5,000	$4,724	$4,827
Portfolio turnover rate	12%	8%	19%	16%	3%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2023 Fund

Years ended June 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.24	$10.54	$9.95	$9.90	$9.47
Income from Investment Operations
Net investment income (loss)A	.199	.209	.204	.227	.223
Net realized and unrealized gain (loss)	(.159)	(.283)	.594	.050	.429
Total from investment operations	.040	(.074)	.798	.277	.652
Distributions from net investment income	(.200)	(.209)	(.208)	(.227)	(.222)
Distributions from net realized gain	–	(.017)	–	–	–
Total distributions	(.200)	(.226)	(.208)	(.227)	(.222)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$10.08	$10.24	$10.54	$9.95	$9.90
Total ReturnC	.39%	(.68)%	8.11%	2.80%	6.98%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.96%	2.03%	1.99%	2.26%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$18,883	$14,238	$18,465	$11,424	$9,264
Portfolio turnover rate	12%	8%	19%	16%	3%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2023 Fund Class I

Years ended June 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.24	$10.54	$9.95	$9.90	$9.47
Income from Investment Operations
Net investment income (loss)A	.199	.209	.204	.227	.224
Net realized and unrealized gain (loss)	(.159)	(.283)	.594	.050	.428
Total from investment operations	.040	(.074)	.798	.277	.652
Distributions from net investment income	(.200)	(.209)	(.208)	(.227)	(.222)
Distributions from net realized gain	–	(.017)	–	–	–
Total distributions	(.200)	(.226)	(.208)	(.227)	(.222)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$10.08	$10.24	$10.54	$9.95	$9.90
Total ReturnC	.39%	(.68)%	8.11%	2.80%	6.98%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.96%	2.03%	1.99%	2.26%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$13,944	$11,649	$15,112	$7,913	$5,374
Portfolio turnover rate	12%	8%	19%	16%	3%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2018

% of fund's net assets
Illinois	17.4
Florida	8.8
Massachusetts	8.4
Arizona	8.2
California	6.5

Top Five Sectors as of June 30, 2018

% of fund's net assets
Health Care	30.5
General Obligations	20.9
Transportation	20.3
Education	16.5
Special Tax	5.4

Quality Diversification (% of fund's net assets)

As of June 30, 2018
AAA	1.5%
AA,A	76.2%
BBB	15.4%
BB and Below	2.0%
Not Rated	3.0%
Short-Term Investments and Net Other Assets	1.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2025 Fund

Schedule of Investments June 30, 2018

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount	Value
Arizona - 8.2%
Glendale Gen. Oblig. Series 2017, 5% 7/1/25	250,000	289,010
Glendale Trans. Excise Tax Rev. 5% 7/1/25 (FSA Insured)	75,000	86,703
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (a)	$250,000	$285,740
Series 2017 B, 5% 7/1/25	250,000	290,925
Tucson Wtr. Rev. Series 2017, 5% 7/1/25	250,000	292,500

TOTAL ARIZONA		1,244,878

California - 6.5%
California Muni. Fin. Auth. Rev. Series 2017 A, 5% 7/1/25	410,000	466,658
Poway Unified School District Series 2009, 0% 8/1/25	90,000	74,857
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (a)	150,000	173,096
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	250,000	281,673

TOTAL CALIFORNIA		996,284

Colorado - 1.1%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	162,738
Connecticut - 4.1%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Lawrence & Memorial Hosp., Ct Proj.) Series F, 4% 7/1/25	110,000	114,732
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	45,337
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	459,104

TOTAL CONNECTICUT		619,173

District Of Columbia - 1.9%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	291,098
Florida - 8.8%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (a)	500,000	575,184
Broward County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/25	20,000	23,190
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/25	250,000	287,455
Palm Beach County School Board Ctfs. of Prtn. (Palm Beach County School District Proj.) Series 2018 A, 5% 8/1/25	50,000	57,992
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	46,159
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	229,736
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	114,707

TOTAL FLORIDA		1,334,423

Idaho - 0.5%
Idaho Health Facilities Auth. Rev. Series 2015 ID, 5% 12/1/25	65,000	74,987
Illinois - 17.4%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (a)	100,000	113,681
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	281,825
Cook County Forest Preservation District Series 2012 B, 5% 12/15/24	150,000	161,616
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2017, 5% 2/1/25	230,000	260,054
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	145,000	161,907
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	231,784
(Presence Health Proj.) Series 2016 C, 5% 2/15/25	200,000	230,840
Illinois Gen. Oblig. Series 2013, 5.5% 7/1/25	200,000	214,114
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (FSA Insured)	185,000	149,552
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	210,000	159,144
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/25	345,000	392,617
Will County Cmnty. Unit School District #365-U Series 2012, 0% 11/1/25	375,000	295,459

TOTAL ILLINOIS		2,652,593

Indiana - 1.7%
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2017 A, 5% 11/1/25	200,000	233,282
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	28,738

TOTAL INDIANA		262,020

Kentucky - 3.0%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	113,698
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	341,283

TOTAL KENTUCKY		454,981

Louisiana - 0.7%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (a)	100,000	113,362
Maine - 4.0%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 7/1/25	465,000	501,754
Series 2017 B, 4% 7/1/25	100,000	107,904

TOTAL MAINE		609,658

Maryland - 2.7%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	172,887
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017, 2.5% 11/1/24	250,000	246,388

TOTAL MARYLAND		419,275

Massachusetts - 8.4%
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	281,288
(Lawrence Gen. Hosp. MA. Proj.) Series 2017, 5% 7/1/25	130,000	142,766
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	250,000	283,698
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	500,000	572,850

TOTAL MASSACHUSETTS		1,280,602

Michigan - 1.8%
Warren Consolidated School District Series 2017, 4% 5/1/25 (FSA Insured)	250,000	269,648
Missouri - 3.4%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (FSA Insured)	200,000	232,182
Series 2017 B, 5% 7/1/25 (FSA Insured) (a)	250,000	285,740

TOTAL MISSOURI		517,922

New Hampshire - 1.9%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	57,433
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	232,878

TOTAL NEW HAMPSHIRE		290,311

New Jersey - 5.1%
New Jersey Econ. Dev. Auth. Rev. (New Jersey Gen. Oblig. Proj.) Series 2015 XX, 5% 6/15/25	250,000	274,733
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	120,083
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	16,971
New Jersey Health Care Facilities Fing. Auth. Rev.:
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	175,000	194,602
Series 2016 A, 5% 7/1/25	100,000	116,021
New Jersey Trans. Trust Fund Auth. Series AA, 5% 6/15/25	50,000	54,947

TOTAL NEW JERSEY		777,357

New York - 1.1%
Dutchess County Local Dev. Corp. Rev. (Health Quest Sys. Proj.) Series 2016 A, 5% 7/1/25	30,000	34,557
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	113,819
Series 2018, 5% 1/1/25	15,000	16,938

TOTAL NEW YORK		165,314

Ohio - 4.4%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	168,636
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	159,454
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	230,516
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	112,392

TOTAL OHIO		670,998

Oregon - 1.6%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25 (b)	200,000	212,068
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/25	25,000	29,242

TOTAL OREGON		241,310

Pennsylvania - 6.2%
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	114,121
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/25	125,000	137,031
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	100,000	114,367
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	35,000	39,623
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/25	200,000	225,606
Pennsylvania Higher Edl. Facilities Auth. Rev. (Drexel Univ.) Series 2016, 5% 5/1/25	200,000	228,902
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	22,642
Series 2018 A, 5% 9/1/25	50,000	56,606

TOTAL PENNSYLVANIA		938,898

Tennessee - 0.2%
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	16,940
Series 2017, 5% 4/1/25	10,000	11,252

TOTAL TENNESSEE		28,192

Texas - 1.5%
Dallas County Gen. Oblig. Series 2016, 5% 8/15/25	200,000	234,256
Wisconsin - 1.9%
Wisconsin Health & Edl. Facilities Series 2017 A:
5% 4/1/25	155,000	178,803
5% 9/1/25	100,000	111,841

TOTAL WISCONSIN		290,644

TOTAL MUNICIPAL BONDS
(Cost $15,206,212)		14,940,922
TOTAL INVESTMENT IN SECURITIES - 98.1%
(Cost $15,206,212)		14,940,922
NET OTHER ASSETS (LIABILITIES) - 1.9%		281,847
NET ASSETS - 100%		$15,222,769

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $212,068 or 1.4% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$895
Total	$895

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	30.5%
General Obligations	20.9%
Transportation	20.3%
Education	16.5%
Special Tax	5.4%
Others* (Individually Less Than 5%)	6.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $15,206,212)		$14,940,922
Cash		62,963
Interest receivable		227,126
Other receivables		118
Total assets		15,231,129
Liabilities
Payable for fund shares redeemed	$852
Distributions payable	1,955
Accrued management fee	3,777
Transfer agent fee payable	1,260
Distribution and service plan fees payable	516
Total liabilities		8,360
Net Assets		$15,222,769
Net Assets consist of:
Paid in capital		$15,556,305
Accumulated undistributed net realized gain (loss) on investments		(68,246)
Net unrealized appreciation (depreciation) on investments		(265,290)
Net Assets		$15,222,769
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,482,453 ÷ 254,162 shares)		$9.77
Maximum offering price per share (100/97.25 of $9.77)		$10.05
Municipal Income 2025:
Net Asset Value, offering price and redemption price per share ($8,946,677 ÷ 915,946 shares)		$9.77
Class I:
Net Asset Value, offering price and redemption price per share ($3,793,639 ÷ 388,355 shares)		$9.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2018
Investment Income
Interest		$310,343
Income from Fidelity Central Funds		895
Total income		311,238
Expenses
Management fee	$40,626
Transfer agent fees	13,542
Distribution and service plan fees	6,221
Independent trustees' fees and expenses	52
Miscellaneous	3
Total expenses before reductions	60,444
Expense reductions	(104)
Total expenses after reductions		60,340
Net investment income (loss)		250,898
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(68,097)
Fidelity Central Funds	(150)
Total net realized gain (loss)		(68,247)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(219,063)
Fidelity Central Funds	151
Total change in net unrealized appreciation (depreciation)		(218,912)
Net gain (loss)		(287,159)
Net increase (decrease) in net assets resulting from operations		$(36,261)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2018	For the period May 25, 2017 (commencement of operations) to June 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$250,898	$3,896
Net realized gain (loss)	(68,247)	–
Change in net unrealized appreciation (depreciation)	(218,912)	(46,378)
Net increase (decrease) in net assets resulting from operations	(36,261)	(42,482)
Distributions to shareholders from net investment income	(250,939)	(3,855)
Share transactions - net increase (decrease)	5,257,459	10,298,847
Total increase (decrease) in net assets	4,970,259	10,252,510
Net Assets
Beginning of period	10,252,510	–
End of period	$15,222,769	$10,252,510
Other Information
Undistributed net investment income end of period	$–	$41

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2025 Fund Class A

Years ended June 30,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.163	.002
Net realized and unrealized gain (loss)	(.192)	(.040)
Total from investment operations	(.029)	(.038)
Distributions from net investment income	(.161)	(.002)
Total distributions	(.161)	(.002)
Net asset value, end of period	$9.77	$9.96
Total ReturnC,D,E	(.29)%	(.38)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%	.65%H
Expenses net of fee waivers, if any	.65%	.65%H
Expenses net of all reductions	.65%	.62%H
Net investment income (loss)	1.65%	.20%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,482	$2,489
Portfolio turnover rateI	44%	- %J

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2025 Fund

Years ended June 30,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.187	.004
Net realized and unrealized gain (loss)	(.191)	(.040)
Total from investment operations	(.004)	(.036)
Distributions from net investment income	(.186)	(.004)
Total distributions	(.186)	(.004)
Net asset value, end of period	$9.77	$9.96
Total ReturnC,D	(.04)%	(.36)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%	.40%G
Expenses net of fee waivers, if any	.40%	.40%G
Expenses net of all reductions	.40%	.37%G
Net investment income (loss)	1.90%	.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$8,947	$5,273
Portfolio turnover rateH	44%	- %I

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2025 Fund Class I

Years ended June 30,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.187	.004
Net realized and unrealized gain (loss)	(.191)	(.040)
Total from investment operations	(.004)	(.036)
Distributions from net investment income	(.186)	(.004)
Total distributions	(.186)	(.004)
Net asset value, end of period	$9.77	$9.96
Total ReturnC,D	(.04)%	(.36)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%	.40%G
Expenses net of fee waivers, if any	.40%	.40%G
Expenses net of all reductions	.40%	.37%G
Net investment income (loss)	1.90%	.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,794	$2,490
Portfolio turnover rateH	44%	- %I

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2018

1. Organization.

Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2025 Fund is a non-diversified fund. The Funds offer Class A, Class I, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective after the close of business on June 29, 2018, the Fidelity Municipal Income 2019 Fund was closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2019 Fund	$100,266,260	$238,974	$(256,756)	$(17,782)
Fidelity Municipal Income 2021 Fund	61,788,770	953,915	(313,543)	640,372
Fidelity Municipal Income 2023 Fund	33,547,128	477,008	(285,966)	191,042
Fidelity Municipal Income 2025 Fund	15,206,212	33,819	(299,109)	(265,290)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2019 Fund	$350	$ (24,388)	$ (17,782)
Fidelity Municipal Income 2021 Fund	2	(38,734)	640,372
Fidelity Municipal Income 2023 Fund	–	(50,958)	191,042
Fidelity Municipal Income 2025 Fund	1	(68,247)	(265,290)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Municipal Income 2019 Fund	$(24,388)	$–	$(24,388)	$(24,388)
Fidelity Municipal Income 2021 Fund	(37,630)	(1,104)	(38,734)	(38,734)
Fidelity Municipal Income 2023 Fund	(50,958)	–	(50,958)	(50,958)
Fidelity Municipal Income 2025 Fund	(58,664)	(9,583)	(68,247)	(68,247)

The tax character of distributions paid was as follows:

June 30, 2018
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2019 Fund	$1,405,235	$73,596	$1,478,831
Fidelity Municipal Income 2021 Fund	1,299,707	–	1,299,707
Fidelity Municipal Income 2023 Fund	681,199	–	681,199
Fidelity Municipal Income 2025 Fund	250,939	–	250,939

June 30, 2017
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2019 Fund	$1,265,072	$–	$96,895	$1,361,967
Fidelity Municipal Income 2021 Fund	1,253,015	–	133,721	1,386,736
Fidelity Municipal Income 2023 Fund	675,332	7,436	55,828	738,596
Fidelity Municipal Income 2025 Fund	3,855	–	–	3,855

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2019 Fund	7,235,309	13,711,579
Fidelity Municipal Income 2021 Fund	5,303,621	7,408,199
Fidelity Municipal Income 2023 Fund	10,559,428	4,185,243
Fidelity Municipal Income 2025 Fund	13,000,063	5,809,852

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2019 Fund
Class A	.25%	$22,574	$1,733
Fidelity Municipal Income 2021 Fund
Class A	.25%	$23,050	$1,896
Fidelity Municipal Income 2023 Fund
Class A	.25%	$6,595	$423
Fidelity Municipal Income 2025 Fund
Class A	.25%	$6,221	$6,221

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2021 Fund
Class A	$ 61
Fidelity Municipal Income 2023 Fund
Class A	$115

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2019 Fund
Class A	$9,029
Municipal Income 2019	71,855
Class I	28,573
$109,457
Fidelity Municipal Income 2021 Fund
Class A	$9,220
Municipal Income 2021	36,958
Class I	21,421
$67,599
Fidelity Municipal Income 2023 Fund
Class A	$2,638
Municipal Income 2023	18,713
Class I	13,771
$35,122
Fidelity Municipal Income 2025 Fund
Class A	$2,488
Municipal Income 2025	7,930
Class I	3,124
$13,542

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2019 Fund	$323
Fidelity Municipal Income 2021 Fund	200
Fidelity Municipal Income 2023 Fund	98
Fidelity Municipal Income 2025 Fund	3

During the period, the Funds did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Municipal Income 2019 Fund	$860
Fidelity Municipal Income 2021 Fund	569
Fidelity Municipal Income 2023 Fund	399
Fidelity Municipal Income 2025 Fund	104

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended June 30, 2018	Year ended June 30, 2017
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$95,169	$96,630
Municipal Income 2019	937,207	825,938
Class I	372,859	342,504
Total	$1,405,235	$1,265,072
From net realized gain
Class A	$6,266	$9,151
Municipal Income 2019	48,674	59,715
Class I	18,656	28,029
Total	$73,596	$96,895
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$157,443	$210,092
Municipal Income 2021	722,655	674,716
Class I	419,609	368,207
Total	$1,299,707	$1,253,015
From net realized gain
Class A	$–	$25,929
Municipal Income 2021	–	69,946
Class I	–	37,846
Total	$–	$133,721
Fidelity Municipal Income 2023 Fund
From net investment income
Class A	$45,090	$84,999
Municipal Income 2023	366,187	320,565
Class I	269,922	269,768
Total	$681,199	$675,332
From net realized gain
Class A	$–	$8,773
Municipal Income 2023	–	30,027
Class I	–	24,464
Total	$–	$63,264
Fidelity Municipal Income 2025 Fund(a)
From net investment income
Class A	$40,552	$469
Municipal Income 2025	150,650	2,301
Class I	59,737	1,085
Total	$250,939	$3,855

 (a) For the period May 25, 2017 (commencement of operations) to June 30, 2017.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended June 30, 2018	Year ended June 30, 2017	Year ended June 30, 2018	Year ended June 30, 2017
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	264,063	402,072	$2,807,378	$4,303,479
Reinvestment of distributions	9,522	9,054	100,930	96,533
Shares redeemed	(504,653)	(94,746)	(5,346,205)	(1,006,962)
Net increase (decrease)	(231,068)	316,380	$(2,437,897)	$3,393,050
Municipal Income 2019
Shares sold	2,628,223	3,833,041	$27,854,565	$40,776,632
Reinvestment of distributions	73,536	64,132	779,182	684,075
Shares redeemed	(3,510,533)	(1,797,750)	(37,185,558)	(19,133,829)
Net increase (decrease)	(808,774)	2,099,423	$(8,551,811)	$22,326,878
Class I
Shares sold	1,105,976	1,535,890	$11,721,290	$16,347,364
Reinvestment of distributions	31,680	29,510	335,634	314,973
Shares redeemed	(956,399)	(1,592,770)	(10,119,959)	(16,983,607)
Net increase (decrease)	181,257	(27,370)	$1,936,965	$(321,270)
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	98,718	345,196	$1,068,296	$3,822,007
Reinvestment of distributions	14,484	20,663	157,066	226,525
Shares redeemed	(503,149)	(352,246)	(5,463,013)	(3,875,271)
Net increase (decrease)	(389,947)	13,613	$(4,237,651)	$173,261
Municipal Income 2021
Shares sold	885,963	1,342,023	$9,631,269	$14,684,956
Reinvestment of distributions	50,631	48,142	548,743	527,637
Shares redeemed	(1,162,839)	(1,177,613)	(12,564,474)	(12,816,044)
Net increase (decrease)	(226,245)	212,552	$(2,384,462)	$2,396,549
Class I
Shares sold	623,676	928,880	$6,787,255	$10,121,496
Reinvestment of distributions	31,502	30,399	341,131	333,167
Shares redeemed	(327,302)	(887,909)	(3,553,243)	(9,635,800)
Net increase (decrease)	327,876	71,370	$3,575,143	$818,863
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	24,749	121,079	$253,443	$1,256,276
Reinvestment of distributions	4,150	8,312	42,254	85,060
Shares redeemed	(119,103)	(276,417)	(1,223,314)	(2,809,864)
Net increase (decrease)	(90,204)	(147,026)	$(927,617)	$(1,468,528)
Municipal Income 2023
Shares sold	1,060,815	464,589	$10,885,245	$4,737,860
Reinvestment of distributions	27,453	20,881	279,009	213,829
Shares redeemed	(605,152)	(847,129)	(6,153,584)	(8,527,832)
Net increase (decrease)	483,116	(361,659)	$5,010,670	$(3,576,143)
Class I
Shares sold	526,604	422,516	$5,400,900	$4,295,831
Reinvestment of distributions	20,634	21,843	209,771	223,818
Shares redeemed	(301,379)	(740,670)	(3,065,563)	(7,477,440)
Net increase (decrease)	245,859	(296,311)	$2,545,108	$(2,957,791)
Fidelity Municipal Income 2025 Fund(a)
Class A
Shares sold	–	250,000	$–	$2,500,000
Reinvestment of distributions	4,115	47	40,552	469
Net increase (decrease)	4,115	250,047	$40,552	$2,500,469
Municipal Income 2025
Shares sold	450,315	529,458	$4,475,703	$5,295,000
Reinvestment of distributions	13,841	230	136,321	2,293
Shares redeemed	(77,898)	–	(768,287)	–
Net increase (decrease)	386,258	529,688	$3,843,737	$5,297,293
Class I
Shares sold	132,730	250,000	$1,318,880	$2,500,000
Reinvestment of distributions	6,073	109	59,737	1,085
Shares redeemed	(557)	–	(5,447)	–
Net increase (decrease)	138,246	250,109	$1,373,170	$2,501,085

 (a) For the period May 25, 2017 (commencement of operations) to June 30, 2017.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2025 Fund	65%

Report of Independent Registered Public Accounting Firm

To the Trustees of the Fidelity Salem Trust and the Shareholders of Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of June 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for the funds, except Fidelity Municipal Income 2025 Fund; the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from May 25, 2017 (commencement of operations) to June 30, 2017 for the Fidelity Municipal Income 2025 Fund; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended (or for the period mentioned above), and the financial highlights for each of the five years in the period then ended (or for the periods mentioned above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

August 13, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 238 funds. Mr. Chiel oversees 145 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Fidelity Municipal Income 2019 Fund
Class A	.66%
Actual		$1,000.00	$1,006.30	$3.28
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Municipal Income 2019	.40%
Actual		$1,000.00	$1,007.60	$1.99
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Class I	.40%
Actual		$1,000.00	$1,007.60	$1.99
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Fidelity Municipal Income 2021 Fund
Class A	.66%
Actual		$1,000.00	$1,003.20	$3.28
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Municipal Income 2021	.40%
Actual		$1,000.00	$1,004.40	$1.99
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Class I	.40%
Actual		$1,000.00	$1,004.40	$1.99
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Fidelity Municipal Income 2023 Fund
Class A	.66%
Actual		$1,000.00	$996.90	$3.27
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Municipal Income 2023	.40%
Actual		$1,000.00	$998.10	$1.98
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Class I	.40%
Actual		$1,000.00	$998.10	$1.98
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Fidelity Municipal Income 2025 Fund
Class A	.66%
Actual		$1,000.00	$989.80	$3.26
Hypothetical- C		$1,000.00	$1,021.52	$3.31
Municipal Income 2025	.40%
Actual		$1,000.00	$991.10	$1.97
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Class I	.40%
Actual		$1,000.00	$991.10	$1.97
Hypothetical-C		$1,000.00	$1,022.81	$2.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

During fiscal year ended 2018, 100% of each fund's income dividends were free from federal income tax, and 5.32%, 7.04%, 9.84% and 17.29% of Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

ADMI-ANN-0818
1.926287.107

Fidelity® Defined Maturity Funds

Fidelity® Municipal Income 2019 Fund
Fidelity® Municipal Income 2021 Fund
Fidelity® Municipal Income 2023 Fund
Fidelity® Municipal Income 2025 Fund

Annual Report

June 30, 2018

Contents

Performance
Management's Discussion of Fund Performance
Fidelity® Municipal Income 2019 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2021 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2023 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Municipal Income 2019 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2018	Past 1 year	Past 5 years	Life of fundA
Fidelity® Municipal Income 2019 Fund	0.81%	1.80%	2.62%

 A From May 19, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income 2019 Fund, a class of the fund, on May 19, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$12,022	Fidelity® Municipal Income 2019 Fund
$13,164	Bloomberg Barclays Municipal Bond Index

Fidelity® Municipal Income 2021 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2018	Past 1 year	Past 5 years	Life of fundA
Fidelity® Municipal Income 2021 Fund	0.21%	2.67%	3.48%

 A From May 19, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income 2021 Fund, a class of the fund, on May 19, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$12,762	Fidelity® Municipal Income 2021 Fund
$13,164	Bloomberg Barclays Municipal Bond Index

Fidelity® Municipal Income 2023 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2018	Past 1 year	Past 5 years	Life of fundA
Fidelity® Municipal Income 2023 Fund	0.39%	3.46%	2.28%

 A From April 23, 2013

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income 2023 Fund, a class of the fund, on April 23, 2013, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$11,243	Fidelity® Municipal Income 2023 Fund
$11,443	Bloomberg Barclays Municipal Bond Index

Fidelity® Municipal Income 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2018	Past 1 year	Life of fundA
Fidelity® Municipal Income 2025 Fund	(0.04)%	(0.36)%

 A From May 25, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income 2025 Fund, a class of the fund, on May 25, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$9,960	Fidelity® Municipal Income 2025 Fund
$10,162	Bloomberg Barclays Municipal Bond Index

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds had a moderately positive gain for the 12 months ending June 30, 2018, with the Bloomberg Barclays Municipal Bond Index adding 1.56%, supported by steady demand and solid economic growth in a rate-tightening environment. The market fluctuated through the end of 2017 as federal tax reform took center stage. Many municipal issuers accelerated their financing plans before year-end, anticipating a January 1 effective date for tax reform, leading to a December supply surge. Investors absorbed the excess supply, fearing that issuance would fall significantly in 2018, allowing municipals to hold firm. The market then turned lower in the first few months of 2018 as domestic fixed-income markets reacted to robust economic data and signs of inflation, before stabilizing late in the period. There was little differentiation in performance across municipal sectors this period. General obligation bonds returned 1.37%, with bonds issued by local municipalities slightly outperforming state-backed bonds. Looking ahead, market volatility is likely as the implications of tax reform become better understood, new policy initiatives are announced, and the U.S. Federal Reserve reacts to job growth and inflation trends.

Comments from Co-Portfolio Managers Kevin Ramundo, Cormac Cullen and Mark Sommer:  For the annual reporting period ending June 30, 2018, the fund's share class returns were roughly flat and generally in line with their respective Bloomberg Barclays defined-maturity benchmarks. We estimate that differences in the way fund holdings are priced and how benchmark holdings are priced helped the 2023 fund, detracted from the 2025 fund, but had a negligible impact on the 2019 and 2021 funds. The funds' larger-than-index exposure to hospital bonds added value, as this sector outpaced most others. The funds' overweighting in lower-quality investment-grade securities also helped relative returns, due to the higher income they produced relative to higher-quality securities. The 2021, 2023 and 2025 benefited from overweightings in Presence Health, a hospital system that merged with a higher-rated entity this period. Additionally, an overweighting in state-appropriated debt from Illinois and New Jersey boosted the 2019 and 2021 funds. The 2023 fund also was helped by an overweighting in Illinois debt. Detracting from the performance of all the funds was their underweighting in California bonds, which performed quite well the past year.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  Municipal Income 2019 Fund closed to new investors effective at the close of business on June 29, 2018, in anticipation of the fund’s liquidation shortly after its target end-date of June 30, 2019. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

Fidelity® Municipal Income 2019 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2018

% of fund's net assets
Florida	15.0
New York	14.8
Pennsylvania	11.3
New Jersey	10.6
Texas	7.0

Top Five Sectors as of June 30, 2018

% of fund's net assets
General Obligations	39.8
Transportation	15.9
Health Care	13.4
Escrowed/Pre-Refunded	7.9
Education	7.0

Quality Diversification (% of fund's net assets)

As of June 30, 2018
AAA	5.3%
AA,A	74.9%
BBB	11.0%
BB and Below	0.4%
Not Rated	5.4%
Short-Term Investments and Net Other Assets	3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2019 Fund

Schedule of Investments June 30, 2018

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Arizona - 4.7%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.):
Series 2012 B, 5% 6/1/19	$270,000	$278,216
Series 2015 A, 5% 6/1/19	1,000,000	1,030,430
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	361,410
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,023,780
Series 2017, 5% 7/1/18	475,000	475,000
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	666,356
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2009, 6.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	450,000	471,528
Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	516,300

TOTAL ARIZONA		4,823,020

California - 2.2%
California Health Facilities Fing. Auth. Rev. Series 2011 A, 5% 3/1/19	615,000	628,807
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	346,936
San Jose Int. Arpt. Rev. Series 2014 A, 5% 3/1/19 (a)	1,000,000	1,022,920
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	226,167

TOTAL CALIFORNIA		2,224,830

Connecticut - 3.0%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Lawrence & Memorial Hosp. Proj.) Series 2011 F, 5% 7/1/19	1,825,000	1,882,488
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/19	500,000	516,505
Series 2012 J, 4% 7/1/19	450,000	458,861
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/19 (a)	200,000	206,018

TOTAL CONNECTICUT		3,063,872

Florida - 15.0%
Broward County School Board Ctfs. of Prtn.:
Series 2011 A, 5% 7/1/19	3,040,000	3,143,086
Series 2012 A, 5% 7/1/19	1,000,000	1,033,910
Series 2015 A, 5% 7/1/19	500,000	516,955
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	290,000	298,665
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/19	500,000	516,955
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	517,110
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	935,000	966,519
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	460,528
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/19	1,100,000	1,129,227
Hillsborough County School Board Ctfs. of Prtn.:
Series 2016, 5% 7/1/19	650,000	672,243
Series 2017 A, 5% 7/1/19	500,000	517,110
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013, 5% 7/1/19	315,000	325,367
Series 2014 B, 5% 7/1/19	250,000	258,228
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/19	1,525,000	1,569,439
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19	1,440,000	1,479,701
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,033,710
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	520,285
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (Escrowed to Maturity)	255,000	265,440
5% 10/1/19 (Escrowed to Maturity)	245,000	255,187

TOTAL FLORIDA		15,479,665

Georgia - 0.2%
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	203,430
Illinois - 2.9%
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	350,000	359,447
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,016,650
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/19	600,000	611,886
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,028,080

TOTAL ILLINOIS		3,016,063

Indiana - 0.2%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	258,605
Iowa - 0.9%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19 (Escrowed to Maturity)	870,000	888,957
Louisiana - 1.5%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	1,000,000	1,029,880
Louisiana Pub. Facilities Auth. (Ochsner Clinic Foundation Proj.) Series 2017, 4% 5/15/19	225,000	229,176
Louisiana Pub. Facilities Auth. Rev. Series 2009 A, 5% 7/1/19	250,000	258,000

TOTAL LOUISIANA		1,517,056

Maryland - 1.8%
Maryland Health & Higher Edl. Facilities Auth. Rev. 5% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	800,000	826,488
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,028,400

TOTAL MARYLAND		1,854,888

Massachusetts - 1.1%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2015 O2, 5% 7/1/19	505,000	521,721
Series 2016, 5% 7/1/19	575,000	591,957

TOTAL MASSACHUSETTS		1,113,678

Michigan - 6.4%
Brandon School District Series 2016 A, 4% 5/1/19	1,000,000	1,019,390
Chippewa Valley Schools Series 2016 A, 5% 5/1/19	675,000	694,177
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/19	1,000,000	1,026,230
Farmington Pub. School District Gen. Oblig. 5% 5/1/19 (FSA Insured)	750,000	770,745
Grand Rapids Pub. Schools Series 2016, 5% 5/1/19 (FSA Insured)	1,335,000	1,371,259
Royal Oak City School District 5% 5/1/19	700,000	720,069
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,028,670

TOTAL MICHIGAN		6,630,540

Minnesota - 0.8%
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	798,133
Missouri - 0.2%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	256,608
Nevada - 1.4%
Clark County School District Series 2012 A, 5% 6/15/19	1,280,000	1,320,614
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	175,000	174,288

TOTAL NEVADA		1,494,902

New Jersey - 10.6%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2015 B, 5% 7/1/19	1,700,000	1,754,740
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	105,000	107,371
Series 2014 PP, 5% 6/15/19	3,630,000	3,731,241
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	624,300
New Jersey Edl. Facility:
(Ramapo College, Proj.) Series 2017 A, 3% 7/1/19 (FSA Insured)	325,000	328,923
(Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/19	305,000	314,760
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,040,980
Series 2011, 5% 7/1/19	500,000	516,250
Series 2016 A, 5% 7/1/19	140,000	143,849
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	313,467
Series 2012 AA, 5% 6/15/19	2,000,000	2,055,780

TOTAL NEW JERSEY		10,931,661

New Mexico - 0.6%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	620,106
New York - 14.8%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	283,330
City of Auburn Gen. Oblig. Rfdg. Bonds Series 2016, 3% 6/1/19	1,135,000	1,147,860
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	255,098
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1:
5% 7/15/19	410,000	425,174
5% 7/15/19 (Escrowed to Maturity)	590,000	610,349
New York Dorm. Auth. Revs. Series 2009, 5.25% 7/1/33 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,035,660
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	271,970
New York Thruway Auth. Gen. Rev.:
Series 2013 A, 5% 5/1/19	8,650,000	8,897,209
Series II, 4% 5/1/19	1,000,000	1,020,390
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,022,920
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	361,869

TOTAL NEW YORK		15,331,829

North Carolina - 0.6%
Charlotte Int'l. Arpt. Rev.:
Series 2017 B, 5% 7/1/19 (a)	155,000	159,976
Series 2017 C, 4% 7/1/19	425,000	434,894

TOTAL NORTH CAROLINA		594,870

Ohio - 1.4%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/19	600,000	618,372
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	843,959

TOTAL OHIO		1,462,331

Oklahoma - 1.5%
Payne County Independent School District # 16:
Series 2017 A, 3% 6/1/19	380,000	384,860
Series 2017 B, 3% 6/1/19	1,195,000	1,210,284

TOTAL OKLAHOMA		1,595,144

Oregon - 1.0%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (a)	1,000,000	1,022,680
Pennsylvania - 11.3%
Butler County Hosp. Auth. Hosp. Rev. (Butler Memorial Hosp., Proj.) Series 2009 B, 7.25% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700,000	1,793,857
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	102,886
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	403,524
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Catholic Health Initiatives Proj.) Series 2009 A, 5.125% 6/1/33 (Pre-Refunded to 6/1/19 @ 100)	180,000	185,580
Pennsylvania Gen. Oblig.:
Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	650,000	673,849
Series 2009, 5% 7/1/19	5,000,000	5,165,050
Pennsylvania Higher Edl. Facilities Auth. Rev. (PA St Sys. of Higher Ed. Proj.) Series 2012, 5% 6/15/19	425,000	438,362
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	103,200
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,033,610
Shamokin-Coal Township Jt Swr. Auth. Series 2015 B, 4% 7/1/19	270,000	276,448
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	823,464
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	691,373

TOTAL PENNSYLVANIA		11,691,203

Rhode Island - 0.6%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/19	620,000	635,940
Texas - 7.0%
Humble Independent School District Series 2003, 3.75% 6/15/19	2,000,000	2,042,080
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	1,860,000	1,922,887
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (b)	2,735,000	2,741,126
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	518,415

TOTAL TEXAS		7,224,508

Utah - 2.0%
Utah Associated Muni. Pwr. Sys. Rev. Series 2012, 5% 4/1/19	2,015,000	2,063,783
Virginia - 1.0%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (b)	500,000	499,440
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (b)	500,000	499,975

TOTAL VIRGINIA		999,415

Washington - 0.2%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/19	125,000	127,166
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	111,879

TOTAL WASHINGTON		239,045

West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	505,000	504,288
Wisconsin - 1.6%
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (b)	1,675,000	1,707,428
TOTAL MUNICIPAL BONDS
(Cost $100,266,260)		100,248,478
TOTAL INVESTMENT IN SECURITIES - 97.0%
(Cost $100,266,260)		100,248,478
NET OTHER ASSETS (LIABILITIES) - 3.0%		3,129,702
NET ASSETS - 100%		$103,378,180

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	39.8%
Transportation	15.9%
Health Care	13.4%
Escrowed/Pre-Refunded	7.9%
Education	7.0%
Electric Utilities	5.8%
Others* (Individually Less Than 5%)	10.2%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $100,266,260)		$100,248,478
Cash		472,338
Receivable for fund shares sold		1,170,038
Interest receivable		1,553,461
Other receivables		341
Total assets		103,444,656
Liabilities
Payable for fund shares redeemed	$11,052
Distributions payable	19,751
Accrued management fee	25,624
Transfer agent fee payable	8,543
Distribution and service plan fees payable	1,506
Total liabilities		66,476
Net Assets		$103,378,180
Net Assets consist of:
Paid in capital		$103,420,000
Undistributed net investment income		350
Accumulated undistributed net realized gain (loss) on investments		(24,388)
Net unrealized appreciation (depreciation) on investments		(17,782)
Net Assets		$103,378,180
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($7,300,079 ÷ 690,694 shares)		$10.57
Maximum offering price per share (100/97.25 of $10.57)		$10.87
Municipal Income 2019:
Net Asset Value, offering price and redemption price per share ($67,100,391 ÷ 6,348,963 shares)		$10.57
Class I:
Net Asset Value, offering price and redemption price per share ($28,977,710 ÷ 2,741,885 shares)		$10.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2018
Investment Income
Interest		$1,865,649
Expenses
Management fee	$328,374
Transfer agent fees	109,457
Distribution and service plan fees	22,574
Independent trustees' fees and expenses	442
Miscellaneous	323
Total expenses before reductions	461,170
Expense reductions	(860)
Total expenses after reductions		460,310
Net investment income (loss)		1,405,339
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(24,388)
Total net realized gain (loss)		(24,388)
Change in net unrealized appreciation (depreciation) on investment securities		(592,040)
Net gain (loss)		(616,428)
Net increase (decrease) in net assets resulting from operations		$788,911

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2018	Year ended June 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,405,339	$1,264,859
Net realized gain (loss)	(24,388)	147,933
Change in net unrealized appreciation (depreciation)	(592,040)	(1,415,063)
Net increase (decrease) in net assets resulting from operations	788,911	(2,271)
Distributions to shareholders from net investment income	(1,405,235)	(1,265,072)
Distributions to shareholders from net realized gain	(73,596)	(96,895)
Total distributions	(1,478,831)	(1,361,967)
Share transactions - net increase (decrease)	(9,052,743)	25,398,658
Redemption fees	–	77
Total increase (decrease) in net assets	(9,742,663)	24,034,497
Net Assets
Beginning of period	113,120,843	89,086,346
End of period	$103,378,180	$113,120,843
Other Information
Undistributed net investment income end of period	$350	$16,745

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2019 Fund Class A

Years ended June 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.63	$10.80	$10.69	$10.74	$10.50
Income from Investment Operations
Net investment income (loss)A	.112	.123	.144	.157	.181
Net realized and unrealized gain (loss)	(.053)	(.156)	.122	(.052)	.242
Total from investment operations	.059	(.033)	.266	.105	.423
Distributions from net investment income	(.112)	(.125)	(.144)	(.155)	(.183)
Distributions from net realized gain	(.007)	(.012)	(.012)	–	–
Total distributions	(.119)	(.137)	(.156)	(.155)	(.183)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$10.57	$10.63	$10.80	$10.69	$10.74
Total ReturnC,D	.56%	(.31)%	2.51%	.98%	4.06%
Ratios to Average Net AssetsE
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.05%	1.16%	1.34%	1.46%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$7,300	$9,800	$6,536	$7,522	$6,830
Portfolio turnover rate	7%	13%	5%	8%	2%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2019 Fund

Years ended June 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.63	$10.80	$10.69	$10.74	$10.50
Income from Investment Operations
Net investment income (loss)A	.138	.150	.171	.184	.207
Net realized and unrealized gain (loss)	(.053)	(.157)	.122	(.052)	.242
Total from investment operations	.085	(.007)	.293	.132	.449
Distributions from net investment income	(.138)	(.151)	(.171)	(.182)	(.209)
Distributions from net realized gain	(.007)	(.012)	(.012)	–	–
Total distributions	(.145)	(.163)	(.183)	(.182)	(.209)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$10.57	$10.63	$10.80	$10.69	$10.74
Total ReturnC	.81%	(.06)%	2.77%	1.24%	4.32%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.30%	1.41%	1.59%	1.71%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$67,100	$76,098	$54,610	$44,331	$36,135
Portfolio turnover rate	7%	13%	5%	8%	2%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2019 Fund Class I

Years ended June 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.63	$10.80	$10.69	$10.74	$10.50
Income from Investment Operations
Net investment income (loss)A	.138	.150	.170	.184	.207
Net realized and unrealized gain (loss)	(.053)	(.157)	.123	(.052)	.242
Total from investment operations	.085	(.007)	.293	.132	.449
Distributions from net investment income	(.138)	(.151)	(.171)	(.182)	(.209)
Distributions from net realized gain	(.007)	(.012)	(.012)	–	–
Total distributions	(.145)	(.163)	(.183)	(.182)	(.209)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$10.57	$10.63	$10.80	$10.69	$10.74
Total ReturnC	.81%	(.06)%	2.77%	1.24%	4.32%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.30%	1.41%	1.59%	1.71%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$28,978	$27,223	$27,941	$19,985	$13,589
Portfolio turnover rate	7%	13%	5%	8%	2%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2018

% of fund's net assets
New Jersey	13.3
Florida	10.9
Michigan	10.2
Illinois	7.1
Texas	5.9

Top Five Sectors as of June 30, 2018

% of fund's net assets
General Obligations	29.8
Health Care	19.0
Transportation	17.3
Education	8.2
Special Tax	6.8

Quality Diversification (% of fund's net assets)

As of June 30, 2018
AAA	1.2%
AA,A	75.3%
BBB	15.8%
BB and Below	1.2%
Not Rated	4.9%
Short-Term Investments and Net Other Assets	1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2021 Fund

Schedule of Investments June 30, 2018

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Alabama - 2.5%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/21	1,000,000	1,071,340
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/21	500,000	531,970

TOTAL ALABAMA		1,603,310

Arizona - 4.9%
Glendale Gen. Oblig. Series 2017, 5% 7/1/21	250,000	271,770
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A, 5% 7/1/21 (a)	1,000,000	1,082,220
Tempe Gen. Oblig. Series A, 4% 7/1/21	605,000	642,359
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	326,763
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	267,917
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	545,805

TOTAL ARIZONA		3,136,834

California - 5.0%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	543,905
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	543,970
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	274,680
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 B, 5% 7/1/21 (a)	225,000	244,456
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	$100,000	$110,709
Series 2011 C, 5% 5/1/21 (a)	500,000	542,895
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/21	600,000	645,714
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	274,555

TOTAL CALIFORNIA		3,180,884

Colorado - 0.6%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	381,206
Connecticut - 1.7%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/21	500,000	536,510
Connecticut Health & Edl. Facilities Auth. Rev. Series K1, 5% 7/1/21	500,000	537,945

TOTAL CONNECTICUT		1,074,455

District Of Columbia - 0.9%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/21	500,000	544,300
Florida - 10.9%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/21	500,000	543,690
Series 2015 A, 5% 7/1/21	500,000	543,690
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	461,363
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	819,203
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	816,908
Series 2012 A, 5% 7/1/21	500,000	544,605
Hillsborough County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/21	615,000	668,739
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,079,690
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,086,770
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	354,058

TOTAL FLORIDA		6,918,716

Georgia - 3.4%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,076,950
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	269,110
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	737,686
Series 2011 B, 5% 1/1/21	85,000	90,874

TOTAL GEORGIA		2,174,620

Hawaii - 0.6%
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/21	375,000	408,799
Illinois - 7.1%
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	428,248
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/21	200,000	215,118
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	571,904
Illinois Fin. Auth. Rev. Series 2016 C, 5% 2/15/21	1,035,000	1,115,678
Illinois Gen. Oblig.:
Series 2012, 5% 3/1/21	500,000	520,685
Series 2013, 5% 7/1/21	510,000	533,047
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,074,730
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/21	50,000	54,233

TOTAL ILLINOIS		4,513,643

Indiana - 2.3%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	215,034
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/21 (a)	500,000	537,080
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	271,503
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	327,405
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	100,000	107,743

TOTAL INDIANA		1,458,765

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	100,000	105,486
Massachusetts - 1.4%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	269,123
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	218,086
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	423,236

TOTAL MASSACHUSETTS		910,445

Michigan - 10.2%
Battle Creek School District Series 2016, 5% 5/1/21	1,000,000	1,082,910
Brandon School District Series 2016 A, 5% 5/1/21	1,000,000	1,082,910
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/21	500,000	539,020
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	219,458
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	545,690
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,083,530
Series 2015 D1, 5% 7/1/21	500,000	540,810
Michigan Hosp. Fin. Auth. Rev. 5% 6/1/21	300,000	325,500
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/21	220,000	237,926
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	812,183

TOTAL MICHIGAN		6,469,937

Minnesota - 1.2%
Maple Grove Health Care Sys. Rev. ( North Memorial Med. Ctr., Proj.) Series 2015, 4% 9/1/21	400,000	419,984
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	315,000	340,106

TOTAL MINNESOTA		760,090

Nevada - 5.6%
Clark County Arpt. Rev. Series 2017 C, 5% 7/1/21 (a)	2,725,000	2,941,628
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	272,140
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	323,994

TOTAL NEVADA		3,537,762

New Jersey - 13.3%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	749,836
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	650,000	695,162
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	919,440
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21	325,000	347,942
Series 2015 XX:
5% 6/15/21	1,000,000	1,063,910
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	905,000	987,645
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	583,913
Series 2013 A, 5% 7/1/21	100,000	108,132
New Jersey Edl. Facility (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/21	490,000	530,734
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/21	1,000,000	1,087,080
Series 2017 A, 5% 7/1/21	170,000	184,391
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/21	250,000	269,335
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	104,279
Series 2011 B, 5% 6/15/21	750,000	797,933

TOTAL NEW JERSEY		8,429,732

New York - 2.8%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	538,545
New York Dorm. Auth. Revs.:
Series 1, 4% 7/1/21	600,000	637,950
Series 2014, 5% 7/1/21	325,000	353,597
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	218,086

TOTAL NEW YORK		1,748,178

North Carolina - 1.7%
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,085,000
Ohio - 1.7%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/21	1,000,000	1,083,530
Oregon - 1.5%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/21 (b)	230,000	240,132
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (a)	650,000	704,236

TOTAL OREGON		944,368

Pennsylvania - 5.2%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	404,806
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	714,129
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	534,905
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/21	1,000,000	1,080,710
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	541,320

TOTAL PENNSYLVANIA		3,275,870

Pennsylvania, New Jersey - 0.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	353,795
South Carolina - 1.2%
Horry County School District Series 2011, 5% 3/1/21	700,000	757,554
South Dakota - 0.4%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2017, 5% 7/1/21	255,000	277,593
Tennessee - 0.8%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 4% 4/1/21	500,000	519,760
Texas - 5.9%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	272,043
5% 7/15/21	750,000	816,128
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	272,455
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	423,204
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	543,995
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	548,209
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	76,291
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	217,696
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21 (Escrowed to Maturity)	500,000	542,170

TOTAL TEXAS		3,712,191

Virginia - 0.2%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/21	110,000	118,162
Washington - 1.8%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/21	240,000	258,286
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	725,571
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	188,362

TOTAL WASHINGTON		1,172,219

Wisconsin - 2.8%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,088,560
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	100,000	107,830
Series 2014, 5% 5/1/21	540,000	575,548

TOTAL WISCONSIN		1,771,938

TOTAL MUNICIPAL BONDS
(Cost $61,788,770)		62,429,142
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $61,788,770)		62,429,142
NET OTHER ASSETS (LIABILITIES) - 1.6%		1,028,655
NET ASSETS - 100%		$63,457,797

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $240,132 or 0.4% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	29.8%
Health Care	19.0%
Transportation	17.3%
Education	8.2%
Special Tax	6.8%
Water & Sewer	6.1%
Electric Utilities	5.1%
Others* (Individually Less Than 5%)	7.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $61,788,770)		$62,429,142
Cash		24,307
Receivable for fund shares sold		75,035
Interest receivable		983,429
Other receivables		210
Total assets		63,512,123
Liabilities
Payable for fund shares redeemed	$8,818
Distributions payable	22,604
Accrued management fee	15,959
Transfer agent fee payable	5,319
Distribution and service plan fees payable	1,626
Total liabilities		54,326
Net Assets		$63,457,797
Net Assets consist of:
Paid in capital		$62,856,158
Accumulated undistributed net realized gain (loss) on investments		(38,733)
Net unrealized appreciation (depreciation) on investments		640,372
Net Assets		$63,457,797
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($7,398,616 ÷ 688,699 shares)		$10.74
Maximum offering price per share (100/97.25 of $10.74)		$11.04
Municipal Income 2021:
Net Asset Value, offering price and redemption price per share ($33,745,805 ÷ 3,141,312 shares)		$10.74
Class I:
Net Asset Value, offering price and redemption price per share ($22,313,376 ÷ 2,077,135 shares)		$10.74

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2018
Investment Income
Interest		$1,593,059
Expenses
Management fee	$202,798
Transfer agent fees	67,599
Distribution and service plan fees	23,050
Independent trustees' fees and expenses	272
Miscellaneous	200
Total expenses before reductions	293,919
Expense reductions	(569)
Total expenses after reductions		293,350
Net investment income (loss)		1,299,709
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16,070
Total net realized gain (loss)		16,070
Change in net unrealized appreciation (depreciation) on investment securities		(1,230,443)
Net gain (loss)		(1,214,373)
Net increase (decrease) in net assets resulting from operations		$85,336

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2018	Year ended June 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,299,709	$1,253,000
Net realized gain (loss)	16,070	5,107
Change in net unrealized appreciation (depreciation)	(1,230,443)	(1,523,908)
Net increase (decrease) in net assets resulting from operations	85,336	(265,801)
Distributions to shareholders from net investment income	(1,299,707)	(1,253,015)
Distributions to shareholders from net realized gain	–	(133,721)
Total distributions	(1,299,707)	(1,386,736)
Share transactions - net increase (decrease)	(3,046,970)	3,388,673
Redemption fees	–	74
Total increase (decrease) in net assets	(4,261,341)	1,736,210
Net Assets
Beginning of period	67,719,138	65,982,928
End of period	$63,457,797	$67,719,138

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2021 Fund Class A

Years ended June 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$11.19	$10.83	$10.86	$10.57
Income from Investment Operations
Net investment income (loss)A	.186	.188	.204	.221	.240
Net realized and unrealized gain (loss)	(.191)	(.238)	.376	(.016)	.324
Total from investment operations	(.005)	(.050)	.580	.205	.564
Distributions from net investment income	(.185)	(.188)	(.205)	(.221)	(.240)
Distributions from net realized gain	–	(.022)	(.015)	(.014)	(.034)
Total distributions	(.185)	(.210)	(.220)	(.235)	(.274)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$10.74	$10.93	$11.19	$10.83	$10.86
Total ReturnC,D	(.04)%	(.44)%	5.40%	1.89%	5.44%
Ratios to Average Net AssetsE
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.71%	1.71%	1.85%	2.02%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$7,399	$11,790	$11,915	$10,191	$9,189
Portfolio turnover rate	8%	14%	4%	5%	6%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2021 Fund

Years ended June 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$11.19	$10.83	$10.86	$10.57
Income from Investment Operations
Net investment income (loss)A	.212	.215	.231	.248	.266
Net realized and unrealized gain (loss)	(.190)	(.238)	.376	(.016)	.325
Total from investment operations	.022	(.023)	.607	.232	.591
Distributions from net investment income	(.212)	(.215)	(.232)	(.248)	(.267)
Distributions from net realized gain	–	(.022)	(.015)	(.014)	(.034)
Total distributions	(.212)	(.237)	(.247)	(.262)	(.301)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$10.74	$10.93	$11.19	$10.83	$10.86
Total ReturnC	.21%	(.19)%	5.67%	2.14%	5.70%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.96%	1.96%	2.10%	2.27%	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$33,746	$36,809	$35,297	$24,594	$23,718
Portfolio turnover rate	8%	14%	4%	5%	6%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2021 Fund Class I

Years ended June 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$11.19	$10.83	$10.86	$10.57
Income from Investment Operations
Net investment income (loss)A	.212	.215	.231	.247	.266
Net realized and unrealized gain (loss)	(.190)	(.238)	.376	(.015)	.325
Total from investment operations	.022	(.023)	.607	.232	.591
Distributions from net investment income	(.212)	(.215)	(.232)	(.248)	(.267)
Distributions from net realized gain	–	(.022)	(.015)	(.014)	(.034)
Total distributions	(.212)	(.237)	(.247)	(.262)	(.301)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$10.74	$10.93	$11.19	$10.83	$10.86
Total ReturnC	.21%	(.19)%	5.67%	2.14%	5.70%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.96%	1.96%	2.10%	2.27%	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$22,313	$19,120	$18,771	$15,758	$10,103
Portfolio turnover rate	8%	14%	4%	5%	6%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2018

% of fund's net assets
Illinois	14.3
Arizona	7.9
Florida	7.7
New Jersey	6.4
New York	5.0

Top Five Sectors as of June 30, 2018

% of fund's net assets
General Obligations	36.7
Transportation	18.9
Health Care	18.4
Electric Utilities	6.0
Education	5.1

Quality Diversification (% of fund's net assets)

As of June 30, 2018
AA,A	80.7%
BBB	13.1%
BB and Below	1.1%
Not Rated	0.9%
Short-Term Investments and Net Other Assets	4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2023 Fund

Schedule of Investments June 30, 2018

Showing Percentage of Net Assets

Municipal Bonds - 95.8%
	Principal Amount	Value
Alabama - 1.6%
Mobile County Board of School Commissioners Series 2016 A, 5% 3/1/23	500,000	553,960
Arizona - 7.9%
Glendale Gen. Oblig. Series 2017, 5% 7/1/23	250,000	281,550
Maricopa County School District No. 40 (Proj. of 2011) Series 2015 D, 5% 7/1/23 (FSA Insured)	795,000	897,730
Pima County Gen. Oblig. Series 2016, 4% 7/1/23	500,000	544,820
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	$450,000	$507,020
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	282,305
Tucson Wtr. Rev. Series 2017, 5% 7/1/23	250,000	284,588

TOTAL ARIZONA		2,798,013

California - 4.7%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	120,000	134,975
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	285,668
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	171,292
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/23 (a)	500,000	563,355
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	285,260
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	221,654

TOTAL CALIFORNIA		1,662,204

Colorado - 1.0%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	225,930
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	113,764

TOTAL COLORADO		339,694

Connecticut - 2.7%
Connecticut Gen. Oblig. Series 2018 C, 5% 6/15/23	200,000	221,960
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2011 A, 4% 7/1/23	65,000	67,720
Series K1, 5% 7/1/23	500,000	552,905
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	111,376

TOTAL CONNECTICUT		953,961

Florida - 7.7%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	282,810
Series 2015 B, 5% 7/1/23	45,000	50,906
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	563,100
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	560,370
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	217,038
Series 2014 B, 5% 7/1/23	90,000	101,903
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	33,680
Series 2015 D, 5% 2/1/23	650,000	726,128
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	163,299

TOTAL FLORIDA		2,699,234

Georgia - 0.7%
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	233,890
Hawaii - 3.2%
Honolulu City & County Gen. Oblig. Series 2017 D, 5% 9/1/23	1,000,000	1,142,690
Illinois - 14.3%
Chicago Midway Arpt. Rev. 5% 1/1/23	400,000	445,140
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (a)	200,000	221,940
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/23	500,000	557,665
Illinois Fin. Auth. Rev. Series 2016 C, 5% 2/15/23	500,000	561,595
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	295,000	312,479
Series 2014, 5% 2/1/23	250,000	263,995
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	568,793
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	92,299
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	695,000	770,289
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	553,970
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	20,831
Series 2002:
5.7% 6/15/23	45,000	50,748
5.7% 6/15/23 (Escrowed to Maturity)	45,000	52,486
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	500,000	558,650

TOTAL ILLINOIS		5,030,880

Indiana - 2.4%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	282,530
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/23 (a)	500,000	556,655

TOTAL INDIANA		839,185

Louisiana - 1.7%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	601,220
Massachusetts - 2.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	58,124
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/23	230,000	256,268
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (a)	500,000	563,855

TOTAL MASSACHUSETTS		878,247

Michigan - 4.0%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	56,519
Grand Traverse County Hosp. Fin. Auth. Series 2014 C, 5% 7/1/23	390,000	440,006
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	310,000	350,684
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/23	500,000	562,555

TOTAL MICHIGAN		1,409,764

Minnesota - 0.8%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	278,820
Nevada - 4.7%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/23 (a)	1,000,000	1,120,190
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	124,196
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	427,128

TOTAL NEVADA		1,671,514

New Jersey - 6.4%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	276,970
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	595,007
Series 2015 XX, 5% 6/15/23	250,000	271,400
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	111,919
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	226,754
Series 2013, 5% 7/1/23	200,000	226,248
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/23	240,000	267,094
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	284,485

TOTAL NEW JERSEY		2,259,877

New York - 5.0%
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	114,141
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	390,845
Series 2014 B, 5% 7/1/23	285,000	318,260
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	598,900
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	340,284

TOTAL NEW YORK		1,762,430

Ohio - 4.7%
Cleveland Arpt. Sys. Rev. 5% 1/1/23 (FSA Insured)	500,000	555,975
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	438,660
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	111,482
Univ. of Toledo Gen. Receipts Series 2018 A, 5% 6/1/23	500,000	562,840

TOTAL OHIO		1,668,957

Oregon - 1.6%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/23 (b)	250,000	265,308
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (a)	250,000	281,678

TOTAL OREGON		546,986

Pennsylvania - 4.7%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	345,306
Pennsylvania Gen. Oblig.:
Series 2013, 5% 4/1/23	250,000	278,618
Series 2014, 5% 7/1/23	500,000	559,595
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	113,226
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/23	340,000	375,901

TOTAL PENNSYLVANIA		1,672,646

Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	279,193
South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. (Avera Health Proj.) Series 2017, 5% 7/1/23	150,000	169,535
Tennessee - 1.5%
Tennessee Engy Acq Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (c)	500,000	532,490
Texas - 4.2%
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	282,503
Series 2015 D, 5% 5/15/23	500,000	565,005
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	336,579
Series 2015 B, 5% 1/1/23	250,000	280,483

TOTAL TEXAS		1,464,570

Virginia - 0.6%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	222,058
Washington - 4.3%
Port of Seattle Rev. Series 2013, 5% 7/1/23 (a)	250,000	280,298
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (a)	300,000	334,452
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	326,001
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	142,656
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/23	380,000	423,400

TOTAL WASHINGTON		1,506,807

Wisconsin - 1.6%
Wisconsin Health & Edl. Facilities (Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	559,345
TOTAL MUNICIPAL BONDS
(Cost $33,551,020)		33,738,170
TOTAL INVESTMENT IN SECURITIES - 95.8%
(Cost $33,551,020)		33,738,170
NET OTHER ASSETS (LIABILITIES) - 4.2%		1,478,928
NET ASSETS - 100%		$35,217,098

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $265,308 or 0.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	36.7%
Transportation	18.9%
Health Care	18.4%
Electric Utilities	6.0%
Education	5.1%
Others* (Individually Less Than 5%)	14.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $33,551,020)		$33,738,170
Cash		819,793
Receivable for fund shares sold		200,078
Interest receivable		504,802
Other receivables		115
Total assets		35,262,958
Liabilities
Payable for fund shares redeemed	$20,597
Distributions payable	13,085
Accrued management fee	8,761
Transfer agent fee payable	2,920
Distribution and service plan fees payable	497
Total liabilities		45,860
Net Assets		$35,217,098
Net Assets consist of:
Paid in capital		$35,090,535
Distributions in excess of net investment income		(9,629)
Accumulated undistributed net realized gain (loss) on investments		(50,958)
Net unrealized appreciation (depreciation) on investments		187,150
Net Assets		$35,217,098
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,390,008 ÷ 237,021 shares)		$10.08
Maximum offering price per share (100/97.25 of $10.08)		$10.37
Municipal Income 2023:
Net Asset Value, offering price and redemption price per share ($18,883,293 ÷ 1,872,889 shares)		$10.08
Class I:
Net Asset Value, offering price and redemption price per share ($13,943,797 ÷ 1,382,915 shares)		$10.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2018
Investment Income
Interest		$828,137
Expenses
Management fee	$105,367
Transfer agent fees	35,122
Distribution and service plan fees	6,595
Independent trustees' fees and expenses	139
Miscellaneous	98
Total expenses before reductions	147,321
Expense reductions	(399)
Total expenses after reductions		146,922
Net investment income (loss)		681,215
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(44,087)
Total net realized gain (loss)		(44,087)
Change in net unrealized appreciation (depreciation) on investment securities		(606,126)
Net gain (loss)		(650,213)
Net increase (decrease) in net assets resulting from operations		$31,002

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2018	Year ended June 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$681,215	$675,331
Net realized gain (loss)	(44,087)	14,304
Change in net unrealized appreciation (depreciation)	(606,126)	(1,286,395)
Net increase (decrease) in net assets resulting from operations	31,002	(596,760)
Distributions to shareholders from net investment income	(681,199)	(675,332)
Distributions to shareholders from net realized gain	–	(63,264)
Total distributions	(681,199)	(738,596)
Share transactions - net increase (decrease)	6,628,161	(8,002,462)
Redemption fees	–	47
Total increase (decrease) in net assets	5,977,964	(9,337,771)
Net Assets
Beginning of period	29,239,134	38,576,905
End of period	$35,217,098	$29,239,134
Other Information
Distributions in excess of net investment income end of period	$(9,629)	$(9,645)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2023 Fund Class A

Years ended June 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.25	$10.54	$9.95	$9.90	$9.47
Income from Investment Operations
Net investment income (loss)A	.175	.183	.177	.202	.199
Net realized and unrealized gain (loss)	(.171)	(.272)	.596	.050	.429
Total from investment operations	.004	(.089)	.773	.252	.628
Distributions from net investment income	(.174)	(.184)	(.183)	(.202)	(.198)
Distributions from net realized gain	–	(.017)	–	–	–
Total distributions	(.174)	(.201)	(.183)	(.202)	(.198)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$10.08	$10.25	$10.54	$9.95	$9.90
Total ReturnC,D	.04%	(.83)%	7.84%	2.54%	6.72%
Ratios to Average Net AssetsE
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.71%	1.78%	1.74%	2.01%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$2,390	$3,352	$5,000	$4,724	$4,827
Portfolio turnover rate	12%	8%	19%	16%	3%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2023 Fund

Years ended June 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.24	$10.54	$9.95	$9.90	$9.47
Income from Investment Operations
Net investment income (loss)A	.199	.209	.204	.227	.223
Net realized and unrealized gain (loss)	(.159)	(.283)	.594	.050	.429
Total from investment operations	.040	(.074)	.798	.277	.652
Distributions from net investment income	(.200)	(.209)	(.208)	(.227)	(.222)
Distributions from net realized gain	–	(.017)	–	–	–
Total distributions	(.200)	(.226)	(.208)	(.227)	(.222)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$10.08	$10.24	$10.54	$9.95	$9.90
Total ReturnC	.39%	(.68)%	8.11%	2.80%	6.98%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.96%	2.03%	1.99%	2.26%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$18,883	$14,238	$18,465	$11,424	$9,264
Portfolio turnover rate	12%	8%	19%	16%	3%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2023 Fund Class I

Years ended June 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.24	$10.54	$9.95	$9.90	$9.47
Income from Investment Operations
Net investment income (loss)A	.199	.209	.204	.227	.224
Net realized and unrealized gain (loss)	(.159)	(.283)	.594	.050	.428
Total from investment operations	.040	(.074)	.798	.277	.652
Distributions from net investment income	(.200)	(.209)	(.208)	(.227)	(.222)
Distributions from net realized gain	–	(.017)	–	–	–
Total distributions	(.200)	(.226)	(.208)	(.227)	(.222)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$10.08	$10.24	$10.54	$9.95	$9.90
Total ReturnC	.39%	(.68)%	8.11%	2.80%	6.98%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.96%	2.03%	1.99%	2.26%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$13,944	$11,649	$15,112	$7,913	$5,374
Portfolio turnover rate	12%	8%	19%	16%	3%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2018

% of fund's net assets
Illinois	17.4
Florida	8.8
Massachusetts	8.4
Arizona	8.2
California	6.5

Top Five Sectors as of June 30, 2018

% of fund's net assets
Health Care	30.5
General Obligations	20.9
Transportation	20.3
Education	16.5
Special Tax	5.4

Quality Diversification (% of fund's net assets)

As of June 30, 2018
AAA	1.5%
AA,A	76.2%
BBB	15.4%
BB and Below	2.0%
Not Rated	3.0%
Short-Term Investments and Net Other Assets	1.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2025 Fund

Schedule of Investments June 30, 2018

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount	Value
Arizona - 8.2%
Glendale Gen. Oblig. Series 2017, 5% 7/1/25	250,000	289,010
Glendale Trans. Excise Tax Rev. 5% 7/1/25 (FSA Insured)	75,000	86,703
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (a)	$250,000	$285,740
Series 2017 B, 5% 7/1/25	250,000	290,925
Tucson Wtr. Rev. Series 2017, 5% 7/1/25	250,000	292,500

TOTAL ARIZONA		1,244,878

California - 6.5%
California Muni. Fin. Auth. Rev. Series 2017 A, 5% 7/1/25	410,000	466,658
Poway Unified School District Series 2009, 0% 8/1/25	90,000	74,857
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (a)	150,000	173,096
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	250,000	281,673

TOTAL CALIFORNIA		996,284

Colorado - 1.1%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	162,738
Connecticut - 4.1%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Lawrence & Memorial Hosp., Ct Proj.) Series F, 4% 7/1/25	110,000	114,732
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	45,337
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	459,104

TOTAL CONNECTICUT		619,173

District Of Columbia - 1.9%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	291,098
Florida - 8.8%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (a)	500,000	575,184
Broward County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/25	20,000	23,190
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/25	250,000	287,455
Palm Beach County School Board Ctfs. of Prtn. (Palm Beach County School District Proj.) Series 2018 A, 5% 8/1/25	50,000	57,992
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	46,159
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	229,736
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	114,707

TOTAL FLORIDA		1,334,423

Idaho - 0.5%
Idaho Health Facilities Auth. Rev. Series 2015 ID, 5% 12/1/25	65,000	74,987
Illinois - 17.4%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (a)	100,000	113,681
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	281,825
Cook County Forest Preservation District Series 2012 B, 5% 12/15/24	150,000	161,616
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2017, 5% 2/1/25	230,000	260,054
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	145,000	161,907
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	231,784
(Presence Health Proj.) Series 2016 C, 5% 2/15/25	200,000	230,840
Illinois Gen. Oblig. Series 2013, 5.5% 7/1/25	200,000	214,114
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (FSA Insured)	185,000	149,552
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	210,000	159,144
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/25	345,000	392,617
Will County Cmnty. Unit School District #365-U Series 2012, 0% 11/1/25	375,000	295,459

TOTAL ILLINOIS		2,652,593

Indiana - 1.7%
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2017 A, 5% 11/1/25	200,000	233,282
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	28,738

TOTAL INDIANA		262,020

Kentucky - 3.0%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	113,698
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	341,283

TOTAL KENTUCKY		454,981

Louisiana - 0.7%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (a)	100,000	113,362
Maine - 4.0%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 7/1/25	465,000	501,754
Series 2017 B, 4% 7/1/25	100,000	107,904

TOTAL MAINE		609,658

Maryland - 2.7%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	172,887
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017, 2.5% 11/1/24	250,000	246,388

TOTAL MARYLAND		419,275

Massachusetts - 8.4%
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	281,288
(Lawrence Gen. Hosp. MA. Proj.) Series 2017, 5% 7/1/25	130,000	142,766
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	250,000	283,698
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	500,000	572,850

TOTAL MASSACHUSETTS		1,280,602

Michigan - 1.8%
Warren Consolidated School District Series 2017, 4% 5/1/25 (FSA Insured)	250,000	269,648
Missouri - 3.4%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (FSA Insured)	200,000	232,182
Series 2017 B, 5% 7/1/25 (FSA Insured) (a)	250,000	285,740

TOTAL MISSOURI		517,922

New Hampshire - 1.9%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	57,433
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	232,878

TOTAL NEW HAMPSHIRE		290,311

New Jersey - 5.1%
New Jersey Econ. Dev. Auth. Rev. (New Jersey Gen. Oblig. Proj.) Series 2015 XX, 5% 6/15/25	250,000	274,733
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	120,083
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	16,971
New Jersey Health Care Facilities Fing. Auth. Rev.:
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	175,000	194,602
Series 2016 A, 5% 7/1/25	100,000	116,021
New Jersey Trans. Trust Fund Auth. Series AA, 5% 6/15/25	50,000	54,947

TOTAL NEW JERSEY		777,357

New York - 1.1%
Dutchess County Local Dev. Corp. Rev. (Health Quest Sys. Proj.) Series 2016 A, 5% 7/1/25	30,000	34,557
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	113,819
Series 2018, 5% 1/1/25	15,000	16,938

TOTAL NEW YORK		165,314

Ohio - 4.4%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	168,636
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	159,454
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	230,516
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	112,392

TOTAL OHIO		670,998

Oregon - 1.6%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25 (b)	200,000	212,068
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/25	25,000	29,242

TOTAL OREGON		241,310

Pennsylvania - 6.2%
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	114,121
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/25	125,000	137,031
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	100,000	114,367
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	35,000	39,623
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/25	200,000	225,606
Pennsylvania Higher Edl. Facilities Auth. Rev. (Drexel Univ.) Series 2016, 5% 5/1/25	200,000	228,902
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	22,642
Series 2018 A, 5% 9/1/25	50,000	56,606

TOTAL PENNSYLVANIA		938,898

Tennessee - 0.2%
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	16,940
Series 2017, 5% 4/1/25	10,000	11,252

TOTAL TENNESSEE		28,192

Texas - 1.5%
Dallas County Gen. Oblig. Series 2016, 5% 8/15/25	200,000	234,256
Wisconsin - 1.9%
Wisconsin Health & Edl. Facilities Series 2017 A:
5% 4/1/25	155,000	178,803
5% 9/1/25	100,000	111,841

TOTAL WISCONSIN		290,644

TOTAL MUNICIPAL BONDS
(Cost $15,206,212)		14,940,922
TOTAL INVESTMENT IN SECURITIES - 98.1%
(Cost $15,206,212)		14,940,922
NET OTHER ASSETS (LIABILITIES) - 1.9%		281,847
NET ASSETS - 100%		$15,222,769

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $212,068 or 1.4% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$895
Total	$895

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	30.5%
General Obligations	20.9%
Transportation	20.3%
Education	16.5%
Special Tax	5.4%
Others* (Individually Less Than 5%)	6.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $15,206,212)		$14,940,922
Cash		62,963
Interest receivable		227,126
Other receivables		118
Total assets		15,231,129
Liabilities
Payable for fund shares redeemed	$852
Distributions payable	1,955
Accrued management fee	3,777
Transfer agent fee payable	1,260
Distribution and service plan fees payable	516
Total liabilities		8,360
Net Assets		$15,222,769
Net Assets consist of:
Paid in capital		$15,556,305
Accumulated undistributed net realized gain (loss) on investments		(68,246)
Net unrealized appreciation (depreciation) on investments		(265,290)
Net Assets		$15,222,769
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,482,453 ÷ 254,162 shares)		$9.77
Maximum offering price per share (100/97.25 of $9.77)		$10.05
Municipal Income 2025:
Net Asset Value, offering price and redemption price per share ($8,946,677 ÷ 915,946 shares)		$9.77
Class I:
Net Asset Value, offering price and redemption price per share ($3,793,639 ÷ 388,355 shares)		$9.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2018
Investment Income
Interest		$310,343
Income from Fidelity Central Funds		895
Total income		311,238
Expenses
Management fee	$40,626
Transfer agent fees	13,542
Distribution and service plan fees	6,221
Independent trustees' fees and expenses	52
Miscellaneous	3
Total expenses before reductions	60,444
Expense reductions	(104)
Total expenses after reductions		60,340
Net investment income (loss)		250,898
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(68,097)
Fidelity Central Funds	(150)
Total net realized gain (loss)		(68,247)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(219,063)
Fidelity Central Funds	151
Total change in net unrealized appreciation (depreciation)		(218,912)
Net gain (loss)		(287,159)
Net increase (decrease) in net assets resulting from operations		$(36,261)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2018	For the period May 25, 2017 (commencement of operations) to June 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$250,898	$3,896
Net realized gain (loss)	(68,247)	–
Change in net unrealized appreciation (depreciation)	(218,912)	(46,378)
Net increase (decrease) in net assets resulting from operations	(36,261)	(42,482)
Distributions to shareholders from net investment income	(250,939)	(3,855)
Share transactions - net increase (decrease)	5,257,459	10,298,847
Total increase (decrease) in net assets	4,970,259	10,252,510
Net Assets
Beginning of period	10,252,510	–
End of period	$15,222,769	$10,252,510
Other Information
Undistributed net investment income end of period	$–	$41

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2025 Fund Class A

Years ended June 30,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.163	.002
Net realized and unrealized gain (loss)	(.192)	(.040)
Total from investment operations	(.029)	(.038)
Distributions from net investment income	(.161)	(.002)
Total distributions	(.161)	(.002)
Net asset value, end of period	$9.77	$9.96
Total ReturnC,D,E	(.29)%	(.38)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%	.65%H
Expenses net of fee waivers, if any	.65%	.65%H
Expenses net of all reductions	.65%	.62%H
Net investment income (loss)	1.65%	.20%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,482	$2,489
Portfolio turnover rateI	44%	- %J

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2025 Fund

Years ended June 30,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.187	.004
Net realized and unrealized gain (loss)	(.191)	(.040)
Total from investment operations	(.004)	(.036)
Distributions from net investment income	(.186)	(.004)
Total distributions	(.186)	(.004)
Net asset value, end of period	$9.77	$9.96
Total ReturnC,D	(.04)%	(.36)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%	.40%G
Expenses net of fee waivers, if any	.40%	.40%G
Expenses net of all reductions	.40%	.37%G
Net investment income (loss)	1.90%	.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$8,947	$5,273
Portfolio turnover rateH	44%	- %I

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2025 Fund Class I

Years ended June 30,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.187	.004
Net realized and unrealized gain (loss)	(.191)	(.040)
Total from investment operations	(.004)	(.036)
Distributions from net investment income	(.186)	(.004)
Total distributions	(.186)	(.004)
Net asset value, end of period	$9.77	$9.96
Total ReturnC,D	(.04)%	(.36)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%	.40%G
Expenses net of fee waivers, if any	.40%	.40%G
Expenses net of all reductions	.40%	.37%G
Net investment income (loss)	1.90%	.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,794	$2,490
Portfolio turnover rateH	44%	- %I

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2018

1. Organization.

Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2025 Fund is a non-diversified fund. The Funds offer Class A, Class I, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective after the close of business on June 29, 2018, the Fidelity Municipal Income 2019 Fund was closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2019 Fund	$100,266,260	$238,974	$(256,756)	$(17,782)
Fidelity Municipal Income 2021 Fund	61,788,770	953,915	(313,543)	640,372
Fidelity Municipal Income 2023 Fund	33,547,128	477,008	(285,966)	191,042
Fidelity Municipal Income 2025 Fund	15,206,212	33,819	(299,109)	(265,290)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2019 Fund	$350	$ (24,388)	$ (17,782)
Fidelity Municipal Income 2021 Fund	2	(38,734)	640,372
Fidelity Municipal Income 2023 Fund	–	(50,958)	191,042
Fidelity Municipal Income 2025 Fund	1	(68,247)	(265,290)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Municipal Income 2019 Fund	$(24,388)	$–	$(24,388)	$(24,388)
Fidelity Municipal Income 2021 Fund	(37,630)	(1,104)	(38,734)	(38,734)
Fidelity Municipal Income 2023 Fund	(50,958)	–	(50,958)	(50,958)
Fidelity Municipal Income 2025 Fund	(58,664)	(9,583)	(68,247)	(68,247)

The tax character of distributions paid was as follows:

June 30, 2018
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2019 Fund	$1,405,235	$73,596	$1,478,831
Fidelity Municipal Income 2021 Fund	1,299,707	–	1,299,707
Fidelity Municipal Income 2023 Fund	681,199	–	681,199
Fidelity Municipal Income 2025 Fund	250,939	–	250,939

June 30, 2017
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2019 Fund	$1,265,072	$–	$96,895	$1,361,967
Fidelity Municipal Income 2021 Fund	1,253,015	–	133,721	1,386,736
Fidelity Municipal Income 2023 Fund	675,332	7,436	55,828	738,596
Fidelity Municipal Income 2025 Fund	3,855	–	–	3,855

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2019 Fund	7,235,309	13,711,579
Fidelity Municipal Income 2021 Fund	5,303,621	7,408,199
Fidelity Municipal Income 2023 Fund	10,559,428	4,185,243
Fidelity Municipal Income 2025 Fund	13,000,063	5,809,852

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2019 Fund
Class A	.25%	$22,574	$1,733
Fidelity Municipal Income 2021 Fund
Class A	.25%	$23,050	$1,896
Fidelity Municipal Income 2023 Fund
Class A	.25%	$6,595	$423
Fidelity Municipal Income 2025 Fund
Class A	.25%	$6,221	$6,221

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2021 Fund
Class A	$ 61
Fidelity Municipal Income 2023 Fund
Class A	$115

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2019 Fund
Class A	$9,029
Municipal Income 2019	71,855
Class I	28,573
$109,457
Fidelity Municipal Income 2021 Fund
Class A	$9,220
Municipal Income 2021	36,958
Class I	21,421
$67,599
Fidelity Municipal Income 2023 Fund
Class A	$2,638
Municipal Income 2023	18,713
Class I	13,771
$35,122
Fidelity Municipal Income 2025 Fund
Class A	$2,488
Municipal Income 2025	7,930
Class I	3,124
$13,542

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2019 Fund	$323
Fidelity Municipal Income 2021 Fund	200
Fidelity Municipal Income 2023 Fund	98
Fidelity Municipal Income 2025 Fund	3

During the period, the Funds did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Municipal Income 2019 Fund	$860
Fidelity Municipal Income 2021 Fund	569
Fidelity Municipal Income 2023 Fund	399
Fidelity Municipal Income 2025 Fund	104

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended June 30, 2018	Year ended June 30, 2017
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$95,169	$96,630
Municipal Income 2019	937,207	825,938
Class I	372,859	342,504
Total	$1,405,235	$1,265,072
From net realized gain
Class A	$6,266	$9,151
Municipal Income 2019	48,674	59,715
Class I	18,656	28,029
Total	$73,596	$96,895
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$157,443	$210,092
Municipal Income 2021	722,655	674,716
Class I	419,609	368,207
Total	$1,299,707	$1,253,015
From net realized gain
Class A	$–	$25,929
Municipal Income 2021	–	69,946
Class I	–	37,846
Total	$–	$133,721
Fidelity Municipal Income 2023 Fund
From net investment income
Class A	$45,090	$84,999
Municipal Income 2023	366,187	320,565
Class I	269,922	269,768
Total	$681,199	$675,332
From net realized gain
Class A	$–	$8,773
Municipal Income 2023	–	30,027
Class I	–	24,464
Total	$–	$63,264
Fidelity Municipal Income 2025 Fund(a)
From net investment income
Class A	$40,552	$469
Municipal Income 2025	150,650	2,301
Class I	59,737	1,085
Total	$250,939	$3,855

 (a) For the period May 25, 2017 (commencement of operations) to June 30, 2017.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended June 30, 2018	Year ended June 30, 2017	Year ended June 30, 2018	Year ended June 30, 2017
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	264,063	402,072	$2,807,378	$4,303,479
Reinvestment of distributions	9,522	9,054	100,930	96,533
Shares redeemed	(504,653)	(94,746)	(5,346,205)	(1,006,962)
Net increase (decrease)	(231,068)	316,380	$(2,437,897)	$3,393,050
Municipal Income 2019
Shares sold	2,628,223	3,833,041	$27,854,565	$40,776,632
Reinvestment of distributions	73,536	64,132	779,182	684,075
Shares redeemed	(3,510,533)	(1,797,750)	(37,185,558)	(19,133,829)
Net increase (decrease)	(808,774)	2,099,423	$(8,551,811)	$22,326,878
Class I
Shares sold	1,105,976	1,535,890	$11,721,290	$16,347,364
Reinvestment of distributions	31,680	29,510	335,634	314,973
Shares redeemed	(956,399)	(1,592,770)	(10,119,959)	(16,983,607)
Net increase (decrease)	181,257	(27,370)	$1,936,965	$(321,270)
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	98,718	345,196	$1,068,296	$3,822,007
Reinvestment of distributions	14,484	20,663	157,066	226,525
Shares redeemed	(503,149)	(352,246)	(5,463,013)	(3,875,271)
Net increase (decrease)	(389,947)	13,613	$(4,237,651)	$173,261
Municipal Income 2021
Shares sold	885,963	1,342,023	$9,631,269	$14,684,956
Reinvestment of distributions	50,631	48,142	548,743	527,637
Shares redeemed	(1,162,839)	(1,177,613)	(12,564,474)	(12,816,044)
Net increase (decrease)	(226,245)	212,552	$(2,384,462)	$2,396,549
Class I
Shares sold	623,676	928,880	$6,787,255	$10,121,496
Reinvestment of distributions	31,502	30,399	341,131	333,167
Shares redeemed	(327,302)	(887,909)	(3,553,243)	(9,635,800)
Net increase (decrease)	327,876	71,370	$3,575,143	$818,863
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	24,749	121,079	$253,443	$1,256,276
Reinvestment of distributions	4,150	8,312	42,254	85,060
Shares redeemed	(119,103)	(276,417)	(1,223,314)	(2,809,864)
Net increase (decrease)	(90,204)	(147,026)	$(927,617)	$(1,468,528)
Municipal Income 2023
Shares sold	1,060,815	464,589	$10,885,245	$4,737,860
Reinvestment of distributions	27,453	20,881	279,009	213,829
Shares redeemed	(605,152)	(847,129)	(6,153,584)	(8,527,832)
Net increase (decrease)	483,116	(361,659)	$5,010,670	$(3,576,143)
Class I
Shares sold	526,604	422,516	$5,400,900	$4,295,831
Reinvestment of distributions	20,634	21,843	209,771	223,818
Shares redeemed	(301,379)	(740,670)	(3,065,563)	(7,477,440)
Net increase (decrease)	245,859	(296,311)	$2,545,108	$(2,957,791)
Fidelity Municipal Income 2025 Fund(a)
Class A
Shares sold	–	250,000	$–	$2,500,000
Reinvestment of distributions	4,115	47	40,552	469
Net increase (decrease)	4,115	250,047	$40,552	$2,500,469
Municipal Income 2025
Shares sold	450,315	529,458	$4,475,703	$5,295,000
Reinvestment of distributions	13,841	230	136,321	2,293
Shares redeemed	(77,898)	–	(768,287)	–
Net increase (decrease)	386,258	529,688	$3,843,737	$5,297,293
Class I
Shares sold	132,730	250,000	$1,318,880	$2,500,000
Reinvestment of distributions	6,073	109	59,737	1,085
Shares redeemed	(557)	–	(5,447)	–
Net increase (decrease)	138,246	250,109	$1,373,170	$2,501,085

 (a) For the period May 25, 2017 (commencement of operations) to June 30, 2017.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2025 Fund	65%

Report of Independent Registered Public Accounting Firm

To the Trustees of the Fidelity Salem Trust and the Shareholders of Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of June 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for the funds, except Fidelity Municipal Income 2025 Fund; the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from May 25, 2017 (commencement of operations) to June 30, 2017 for the Fidelity Municipal Income 2025 Fund; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended (or for the period mentioned above), and the financial highlights for each of the five years in the period then ended (or for the periods mentioned above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

August 13, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 238 funds. Mr. Chiel oversees 145 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Fidelity Municipal Income 2019 Fund
Class A	.66%
Actual		$1,000.00	$1,006.30	$3.28
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Municipal Income 2019	.40%
Actual		$1,000.00	$1,007.60	$1.99
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Class I	.40%
Actual		$1,000.00	$1,007.60	$1.99
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Fidelity Municipal Income 2021 Fund
Class A	.66%
Actual		$1,000.00	$1,003.20	$3.28
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Municipal Income 2021	.40%
Actual		$1,000.00	$1,004.40	$1.99
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Class I	.40%
Actual		$1,000.00	$1,004.40	$1.99
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Fidelity Municipal Income 2023 Fund
Class A	.66%
Actual		$1,000.00	$996.90	$3.27
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Municipal Income 2023	.40%
Actual		$1,000.00	$998.10	$1.98
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Class I	.40%
Actual		$1,000.00	$998.10	$1.98
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Fidelity Municipal Income 2025 Fund
Class A	.66%
Actual		$1,000.00	$989.80	$3.26
Hypothetical- C		$1,000.00	$1,021.52	$3.31
Municipal Income 2025	.40%
Actual		$1,000.00	$991.10	$1.97
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Class I	.40%
Actual		$1,000.00	$991.10	$1.97
Hypothetical-C		$1,000.00	$1,022.81	$2.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

During fiscal year ended 2018, 100% of each fund's income dividends were free from federal income tax, and 5.32%, 7.04%, 9.84% and 17.29% of Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

DMI-ANN-0818
1.926259.107

Item 2.

Code of Ethics

As of the end of the period, June 30, 2018, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the “Funds”):

Services Billed by Deloitte Entities

June 30, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Income 2019 Fund	$39,000	$100	$5,100	$1,000
Fidelity Municipal Income 2021 Fund	$39,000	$100	$5,100	$1,100
Fidelity Municipal Income 2023 Fund	$39,000	$100	$5,100	$1,100
Fidelity Municipal Income 2025 Fund	$39,000	$100	$5,300	$1,000

June 30, 2017 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Income 2019 Fund	$39,000	$100	$5,200	$1,100
Fidelity Municipal Income 2021 Fund	$39,000	$100	$5,200	$1,100
Fidelity Municipal Income 2023 Fund	$39,000	$100	$5,200	$1,100
Fidelity Municipal Income 2025 Fund	$31,000	$-	$4,900	$100

A Amounts may reflect rounding.

B Fidelity Municipal Income 2025 Fund commenced operations on May 25, 2017.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	June 30, 2018A	June 30, 2017A,B
Audit-Related Fees	$5,000	$-
Tax Fees	$10,000	$20,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Municipal Income 2025 Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	June 30, 2018A	June 30, 2017A,B
Deloitte Entities	$375,000	$520,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Municipal Income 2025 Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 27, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 27, 2018